Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments (unaudited)
As of March 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (54.3%)
U.S. Government Securities (53.6%)
	United States Treasury Note/Bond	4.000%	1/31/29	510	505
	United States Treasury Note/Bond	4.250%	2/28/29	15,180	15,201
	United States Treasury Note/Bond	2.375%	5/15/29	412,116	376,958
	United States Treasury Note/Bond	2.750%	5/31/29	340,635	317,270
	United States Treasury Note/Bond	3.250%	6/30/29	342,980	327,117
	United States Treasury Note/Bond	2.625%	7/31/29	323,902	299,204
	United States Treasury Note/Bond	1.625%	8/15/29	376,344	330,242
	United States Treasury Note/Bond	6.125%	8/15/29	21,090	22,929
	United States Treasury Note/Bond	3.125%	8/31/29	308,655	292,161
	United States Treasury Note/Bond	3.875%	9/30/29	313,390	307,857
	United States Treasury Note/Bond	4.000%	10/31/29	327,845	323,952
	United States Treasury Note/Bond	1.750%	11/15/29	326,989	287,853
	United States Treasury Note/Bond	3.875%	11/30/29	308,447	302,856
	United States Treasury Note/Bond	3.875%	12/31/29	312,655	306,988
	United States Treasury Note/Bond	3.500%	1/31/30	304,815	293,289
	United States Treasury Note/Bond	1.500%	2/15/30	496,986	427,097
	United States Treasury Note/Bond	4.000%	2/28/30	307,105	303,458
	United States Treasury Note/Bond	3.625%	3/31/30	287,493	278,329
	United States Treasury Note/Bond	3.500%	4/30/30	298,870	287,195
	United States Treasury Note/Bond	0.625%	5/15/30	670,986	541,821
	United States Treasury Note/Bond	6.250%	5/15/30	70,460	77,836
	United States Treasury Note/Bond	3.750%	5/31/30	319,705	311,313
	United States Treasury Note/Bond	3.750%	6/30/30	309,255	301,089
	United States Treasury Note/Bond	4.000%	7/31/30	290,960	287,232
	United States Treasury Note/Bond	0.625%	8/15/30	880,932	705,296
	United States Treasury Note/Bond	4.125%	8/31/30	324,945	322,914
	United States Treasury Note/Bond	4.625%	9/30/30	271,474	277,412
	United States Treasury Note/Bond	4.875%	10/31/30	314,098	325,582
	United States Treasury Note/Bond	0.875%	11/15/30	908,452	735,278
	United States Treasury Note/Bond	4.375%	11/30/30	317,200	319,777
	United States Treasury Note/Bond	3.750%	12/31/30	325,168	316,124
	United States Treasury Note/Bond	4.000%	1/31/31	235,119	232,070
	United States Treasury Note/Bond	1.125%	2/15/31	848,936	696,128
	United States Treasury Note/Bond	5.375%	2/15/31	61,121	65,476
	United States Treasury Note/Bond	4.250%	2/28/31	473,266	474,153
[1]	United States Treasury Note/Bond	4.125%	3/31/31	250,000	248,633
	United States Treasury Note/Bond	1.625%	5/15/31	865,268	729,259
	United States Treasury Note/Bond	1.250%	8/15/31	937,660	763,607
	United States Treasury Note/Bond	1.375%	11/15/31	912,038	745,021
	United States Treasury Note/Bond	1.875%	2/15/32	868,629	733,449
	United States Treasury Note/Bond	2.875%	5/15/32	841,168	763,885
	United States Treasury Note/Bond	2.750%	8/15/32	812,733	729,047
	United States Treasury Note/Bond	4.125%	11/15/32	813,351	807,887

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	3.500%	2/15/33	814,697	771,671
	United States Treasury Note/Bond	3.375%	5/15/33	814,372	762,965
	United States Treasury Note/Bond	3.875%	8/15/33	890,635	867,256
	United States Treasury Note/Bond	4.500%	11/15/33	866,525	885,751
	United States Treasury Note/Bond	4.000%	2/15/34	804,019	790,702
					20,689,095
Agency Bonds and Notes (0.7%)
[2,3]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	9,105	10,170
[3]	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	19,619	22,385
[3]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	28,257	31,840
[3]	Federal National Mortgage Assn.	6.250%	5/15/29	35,504	38,639
[3]	Federal National Mortgage Assn.	7.125%	1/15/30	28,270	32,281
[3]	Federal National Mortgage Assn.	7.250%	5/15/30	39,085	45,149
[3]	Federal National Mortgage Assn.	0.875%	8/5/30	51,690	41,783
[3]	Federal National Mortgage Assn.	6.625%	11/15/30	37,654	42,497
	Tennessee Valley Authority	7.125%	5/1/30	4,390	5,026
	Tennessee Valley Authority	1.500%	9/15/31	4,175	3,388
					273,158
Total U.S. Government and Agency Obligations (Cost $22,366,771)					20,962,253
Corporate Bonds (39.5%)
Communications (2.9%)
	Alphabet Inc.	1.100%	8/15/30	14,256	11,660
	America Movil SAB de CV	3.625%	4/22/29	8,308	7,763
	America Movil SAB de CV	2.875%	5/7/30	4,601	4,062
	America Movil SAB de CV	4.700%	7/21/32	9,325	9,003
[2]	AT&T Inc.	4.300%	2/15/30	25,717	24,687
	AT&T Inc.	2.750%	6/1/31	24,805	21,356
	AT&T Inc.	2.250%	2/1/32	22,570	18,343
	AT&T Inc.	2.550%	12/1/33	12,934	10,368
	AT&T Inc.	5.400%	2/15/34	34,734	35,173
	Baidu Inc.	3.425%	4/7/30	5,725	5,214
	Baidu Inc.	2.375%	8/23/31	6,820	5,663
	Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/33	9,185	9,118
	Bell Telephone Co. of Canada or Bell Canada	5.200%	2/15/34	7,070	7,004
	Booking Holdings Inc.	4.625%	4/13/30	16,715	16,502
	British Telecommunications plc	9.625%	12/15/30	20,805	25,512
	Charter Communications Operating LLC	2.800%	4/1/31	13,301	10,890
	Charter Communications Operating LLC	2.300%	2/1/32	10,064	7,766
	Charter Communications Operating LLC	4.400%	4/1/33	8,728	7,732
	Charter Communications Operating LLC	6.650%	2/1/34	5,054	5,179
	Comcast Corp.	2.650%	2/1/30	16,775	14,921
	Comcast Corp.	3.400%	4/1/30	13,944	12,902
	Comcast Corp.	4.250%	10/15/30	7,576	7,317
	Comcast Corp.	1.950%	1/15/31	14,861	12,336
	Comcast Corp.	1.500%	2/15/31	10,771	8,696
	Comcast Corp.	5.500%	11/15/32	6,500	6,737
	Comcast Corp.	4.250%	1/15/33	10,636	10,070
	Comcast Corp.	4.650%	2/15/33	17,063	16,732
	Comcast Corp.	7.050%	3/15/33	275	312
	Comcast Corp.	4.800%	5/15/33	9,222	9,104
	Deutsche Telekom International Finance BV	8.750%	6/15/30	33,991	40,181
	Discovery Communications LLC	4.125%	5/15/29	6,049	5,674
	Discovery Communications LLC	3.625%	5/15/30	8,068	7,214
	Electronic Arts Inc.	1.850%	2/15/31	5,511	4,514
	Expedia Group Inc.	3.250%	2/15/30	11,884	10,701
	Expedia Group Inc.	2.950%	3/15/31	5,138	4,478
	FactSet Research Systems Inc.	3.450%	3/1/32	4,263	3,765
	Fox Corp.	3.500%	4/8/30	5,693	5,212

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fox Corp.	6.500%	10/13/33	10,441	11,047
	Grupo Televisa SAB	8.500%	3/11/32	2,480	2,863
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	5,894	5,778
	Interpublic Group of Cos. Inc.	2.400%	3/1/31	4,397	3,685
	Koninklijke KPN NV	8.375%	10/1/30	5,025	5,888
	Meta Platforms Inc.	4.800%	5/15/30	8,367	8,414
	Meta Platforms Inc.	3.850%	8/15/32	25,740	24,138
	Meta Platforms Inc.	4.950%	5/15/33	14,797	14,973
	Netflix Inc.	6.375%	5/15/29	7,055	7,515
	Omnicom Group Inc.	2.450%	4/30/30	5,076	4,359
	Omnicom Group Inc.	4.200%	6/1/30	4,609	4,389
	Omnicom Group Inc.	2.600%	8/1/31	6,632	5,613
	Orange SA	9.000%	3/1/31	20,765	25,181
	Paramount Global	4.200%	6/1/29	5,552	4,975
	Paramount Global	7.875%	7/30/30	4,768	4,977
	Paramount Global	4.950%	1/15/31	11,353	10,099
	Paramount Global	4.200%	5/19/32	8,330	6,926
	Paramount Global	5.500%	5/15/33	3,905	3,458
	Rogers Communications Inc.	3.800%	3/15/32	16,190	14,568
	Rogers Communications Inc.	5.300%	2/15/34	10,310	10,209
	Sprint Capital Corp.	8.750%	3/15/32	16,705	20,236
	Take-Two Interactive Software Inc.	4.000%	4/14/32	3,705	3,421
	Telefonica Europe BV	8.250%	9/15/30	11,900	13,606
	TELUS Corp.	3.400%	5/13/32	7,616	6,670
	Tencent Music Entertainment Group	2.000%	9/3/30	4,197	3,439
	Time Warner Cable Enterprises LLC	8.375%	7/15/33	8,895	9,925
	T-Mobile USA Inc.	3.375%	4/15/29	13,277	12,286
	T-Mobile USA Inc.	3.875%	4/15/30	58,279	54,620
	T-Mobile USA Inc.	2.550%	2/15/31	32,474	27,647
	T-Mobile USA Inc.	2.875%	2/15/31	6,240	5,425
	T-Mobile USA Inc.	3.500%	4/15/31	26,437	23,878
	T-Mobile USA Inc.	2.700%	3/15/32	8,954	7,528
	T-Mobile USA Inc.	5.200%	1/15/33	10,375	10,384
	T-Mobile USA Inc.	5.050%	7/15/33	27,309	26,999
	T-Mobile USA Inc.	5.150%	4/15/34	550	548
[2]	TWDC Enterprises 18 Corp.	7.000%	3/1/32	2,572	2,945
	VeriSign Inc.	2.700%	6/15/31	6,375	5,343
	Verizon Communications Inc.	4.016%	12/3/29	36,307	34,644
	Verizon Communications Inc.	3.150%	3/22/30	15,350	13,887
	Verizon Communications Inc.	1.500%	9/18/30	6,516	5,319
	Verizon Communications Inc.	1.680%	10/30/30	11,846	9,655
	Verizon Communications Inc.	7.750%	12/1/30	155	179
	Verizon Communications Inc.	1.750%	1/20/31	19,618	15,923
	Verizon Communications Inc.	2.550%	3/21/31	34,465	29,439
	Verizon Communications Inc.	2.355%	3/15/32	27,948	22,960
	Verizon Communications Inc.	5.050%	5/9/33	8,792	8,790
	Verizon Communications Inc.	4.500%	8/10/33	27,295	26,103
	Vodafone Group plc	7.875%	2/15/30	6,278	7,158
	Vodafone Group plc	6.250%	11/30/32	4,140	4,444
	Walt Disney Co.	2.000%	9/1/29	18,353	15,980
	Walt Disney Co.	3.800%	3/22/30	10,577	10,069
	Walt Disney Co.	2.650%	1/13/31	23,115	20,336
	Walt Disney Co.	6.550%	3/15/33	2,012	2,264
	Warnermedia Holdings Inc.	4.279%	3/15/32	41,615	37,186
	Weibo Corp.	3.375%	7/8/30	6,325	5,495
					1,107,647
Consumer Discretionary (2.6%)
	Alibaba Group Holding Ltd.	2.125%	2/9/31	13,719	11,396
	Amazon.com Inc.	3.450%	4/13/29	6,665	6,360

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amazon.com Inc.	4.650%	12/1/29	7,777	7,823
	Amazon.com Inc.	1.500%	6/3/30	18,736	15,643
	Amazon.com Inc.	2.100%	5/12/31	28,373	24,035
	Amazon.com Inc.	3.600%	4/13/32	15,462	14,392
	Amazon.com Inc.	4.700%	12/1/32	22,805	22,890
	American Honda Finance Corp.	4.600%	4/17/30	6,470	6,367
[2]	American Honda Finance Corp.	4.900%	1/10/34	16,418	16,154
	Aptiv plc	3.250%	3/1/32	5,060	4,399
	AutoNation Inc.	4.750%	6/1/30	4,162	4,000
	AutoNation Inc.	2.400%	8/1/31	3,728	3,005
	AutoNation Inc.	3.850%	3/1/32	8,590	7,637
	AutoZone Inc.	3.750%	4/18/29	5,229	4,947
	AutoZone Inc.	4.000%	4/15/30	7,331	6,958
	AutoZone Inc.	1.650%	1/15/31	4,335	3,499
	AutoZone Inc.	4.750%	8/1/32	4,530	4,397
	AutoZone Inc.	4.750%	2/1/33	5,644	5,449
	AutoZone Inc.	5.200%	8/1/33	4,210	4,216
	Best Buy Co. Inc.	4.450%	10/1/28	5,490	5,393
	Best Buy Co. Inc.	1.950%	10/1/30	2,903	2,411
	Brunswick Corp.	2.400%	8/18/31	4,558	3,629
	Brunswick Corp.	4.400%	9/15/32	4,000	3,643
	Choice Hotels International Inc.	3.700%	12/1/29	2,503	2,240
	Darden Restaurants Inc.	6.300%	10/10/33	4,220	4,406
	Dick's Sporting Goods Inc.	3.150%	1/15/32	5,640	4,810
	eBay Inc.	2.700%	3/11/30	6,083	5,390
	eBay Inc.	2.600%	5/10/31	4,140	3,558
	eBay Inc.	6.300%	11/22/32	2,310	2,477
[2]	Emory University	2.143%	9/1/30	5,206	4,498
	Ford Motor Co.	9.625%	4/22/30	1,830	2,145
	Ford Motor Co.	7.450%	7/16/31	3,272	3,555
	Ford Motor Co.	3.250%	2/12/32	26,840	22,335
	Ford Motor Co.	6.100%	8/19/32	15,491	15,684
	Ford Motor Credit Co. LLC	5.113%	5/3/29	10,394	10,097
	Ford Motor Credit Co. LLC	7.350%	3/6/30	11,613	12,380
	Ford Motor Credit Co. LLC	7.200%	6/10/30	2,021	2,144
	Ford Motor Credit Co. LLC	4.000%	11/13/30	11,720	10,470
	Ford Motor Credit Co. LLC	6.050%	3/5/31	8,975	9,041
	Ford Motor Credit Co. LLC	3.625%	6/17/31	2,034	1,758
	Ford Motor Credit Co. LLC	7.122%	11/7/33	17,974	19,329
	Ford Motor Credit Co. LLC	6.125%	3/8/34	14,000	14,068
	Fortune Brands Innovations Inc.	3.250%	9/15/29	5,983	5,449
	Fortune Brands Innovations Inc.	4.000%	3/25/32	1,289	1,178
	Fortune Brands Innovations Inc.	5.875%	6/1/33	6,850	6,982
	General Motors Co.	5.400%	10/15/29	6,785	6,803
	General Motors Co.	5.600%	10/15/32	22,660	22,922
	General Motors Financial Co. Inc.	4.300%	4/6/29	10,484	10,014
	General Motors Financial Co. Inc.	5.850%	4/6/30	10,000	10,185
	General Motors Financial Co. Inc.	3.600%	6/21/30	8,098	7,310
	General Motors Financial Co. Inc.	2.350%	1/8/31	5,567	4,601
	General Motors Financial Co. Inc.	5.750%	2/8/31	3,395	3,431
	General Motors Financial Co. Inc.	2.700%	6/10/31	9,895	8,246
	General Motors Financial Co. Inc.	3.100%	1/12/32	17,075	14,448
	General Motors Financial Co. Inc.	6.400%	1/9/33	6,465	6,779
	General Motors Financial Co. Inc.	6.100%	1/7/34	2,725	2,798
	Genuine Parts Co.	1.875%	11/1/30	3,887	3,155
	Genuine Parts Co.	6.875%	11/1/33	4,925	5,440
	GXO Logistics Inc.	2.650%	7/15/31	4,662	3,807
	Hasbro Inc.	3.900%	11/19/29	8,886	8,247
	Home Depot Inc.	4.900%	4/15/29	3,515	3,552
	Home Depot Inc.	2.950%	6/15/29	13,941	12,816

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Home Depot Inc.	2.700%	4/15/30	19,345	17,235
	Home Depot Inc.	1.375%	3/15/31	13,869	11,072
	Home Depot Inc.	1.875%	9/15/31	10,495	8,570
	Home Depot Inc.	3.250%	4/15/32	10,405	9,301
	Home Depot Inc.	4.500%	9/15/32	10,735	10,533
	Honda Motor Co. Ltd.	2.967%	3/10/32	10,625	9,412
	Hyatt Hotels Corp.	5.750%	4/23/30	3,950	4,050
	JD.com Inc.	3.375%	1/14/30	5,890	5,367
[2]	Johns Hopkins University	4.705%	7/1/32	4,033	4,072
	Las Vegas Sands Corp.	3.900%	8/8/29	75	68
	Lear Corp.	4.250%	5/15/29	3,085	2,949
	Lear Corp.	3.500%	5/30/30	3,935	3,546
	Leggett & Platt Inc.	4.400%	3/15/29	4,300	4,038
	Lowe's Cos. Inc.	3.650%	4/5/29	15,532	14,730
	Lowe's Cos. Inc.	4.500%	4/15/30	6,110	5,977
	Lowe's Cos. Inc.	1.700%	10/15/30	8,216	6,712
	Lowe's Cos. Inc.	2.625%	4/1/31	14,867	12,792
	Lowe's Cos. Inc.	3.750%	4/1/32	18,528	17,012
	Lowe's Cos. Inc.	5.150%	7/1/33	10,205	10,273
	Magna International Inc.	2.450%	6/15/30	125	108
	Magna International Inc.	5.500%	3/21/33	4,225	4,345
[2]	Marriott International Inc.	4.625%	6/15/30	9,129	8,882
[2]	Marriott International Inc.	2.850%	4/15/31	10,546	9,089
[2]	Marriott International Inc.	3.500%	10/15/32	11,555	10,117
[2]	Marriott International Inc.	2.750%	10/15/33	2,529	2,054
	Marriott International Inc.	5.300%	5/15/34	4,000	3,954
	Masco Corp.	2.000%	10/1/30	3,049	2,498
	Masco Corp.	2.000%	2/15/31	4,783	3,909
[2]	McDonald's Corp.	2.625%	9/1/29	8,888	8,012
[2]	McDonald's Corp.	2.125%	3/1/30	6,283	5,405
[2]	McDonald's Corp.	3.600%	7/1/30	8,053	7,512
[2]	McDonald's Corp.	4.600%	9/9/32	5,500	5,411
	McDonald's Corp.	4.950%	8/14/33	5,100	5,103
	MDC Holdings Inc.	3.850%	1/15/30	2,485	2,305
	MDC Holdings Inc.	2.500%	1/15/31	4,825	4,154
[4]	Mercedes-Benz Finance North America LLC	3.100%	8/15/29	12,500	11,439
	Mercedes-Benz Finance North America LLC	8.500%	1/18/31	5,120	6,233
[4]	Mercedes-Benz Finance North America LLC	2.450%	3/2/31	3,000	2,584
	Mohawk Industries Inc.	3.625%	5/15/30	4,475	4,123
	NIKE Inc.	2.850%	3/27/30	11,117	10,046
	NVR Inc.	3.000%	5/15/30	5,357	4,757
	O'Reilly Automotive Inc.	3.900%	6/1/29	4,633	4,436
	O'Reilly Automotive Inc.	4.200%	4/1/30	9,681	9,250
	O'Reilly Automotive Inc.	4.700%	6/15/32	6,635	6,484
	Owens Corning	3.950%	8/15/29	4,175	3,967
	Owens Corning	3.875%	6/1/30	2,544	2,375
	Polaris Inc.	6.950%	3/15/29	2,571	2,735
	PulteGroup Inc.	6.375%	5/15/33	5,000	5,313
	Ralph Lauren Corp.	2.950%	6/15/30	6,875	6,163
	Ross Stores Inc.	1.875%	4/15/31	3,200	2,620
	Sands China Ltd.	4.625%	6/18/30	5,775	5,292
	Sands China Ltd.	3.250%	8/8/31	4,955	4,142
	Stanley Black & Decker Inc.	2.300%	3/15/30	4,933	4,175
	Stanley Black & Decker Inc.	3.000%	5/15/32	2,835	2,405
	Starbucks Corp.	2.250%	3/12/30	10,185	8,789
	Starbucks Corp.	2.550%	11/15/30	15,499	13,436
	Starbucks Corp.	4.900%	2/15/31	3,110	3,097
	Starbucks Corp.	3.000%	2/14/32	6,959	6,088
	Starbucks Corp.	4.800%	2/15/33	5,000	4,950
	Starbucks Corp.	5.000%	2/15/34	4,750	4,708

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tapestry Inc.	7.700%	11/27/30	7,250	7,734
[2]	Tapestry Inc.	3.050%	3/15/32	3,640	2,983
	Tapestry Inc.	7.850%	11/27/33	10,500	11,397
	TJX Cos. Inc.	3.875%	4/15/30	6,268	5,968
	Toll Brothers Finance Corp.	3.800%	11/1/29	3,455	3,222
	Toyota Motor Corp.	2.760%	7/2/29	4,845	4,486
	Toyota Motor Corp.	5.123%	7/13/33	2,485	2,619
[2]	Toyota Motor Credit Corp.	4.450%	6/29/29	6,657	6,566
[2]	Toyota Motor Credit Corp.	2.150%	2/13/30	7,869	6,810
[2]	Toyota Motor Credit Corp.	3.375%	4/1/30	10,507	9,705
	Toyota Motor Credit Corp.	4.550%	5/17/30	7,266	7,154
	Toyota Motor Credit Corp.	5.550%	11/20/30	7,875	8,150
[2]	Toyota Motor Credit Corp.	1.650%	1/10/31	4,535	3,704
	Toyota Motor Credit Corp.	5.100%	3/21/31	5,000	5,040
	Toyota Motor Credit Corp.	1.900%	9/12/31	5,005	4,101
[2]	Toyota Motor Credit Corp.	2.400%	1/13/32	4,020	3,392
	Toyota Motor Credit Corp.	4.700%	1/12/33	4,182	4,147
[2]	Toyota Motor Credit Corp.	4.800%	1/5/34	8,195	8,057
	Tractor Supply Co.	1.750%	11/1/30	5,387	4,364
	Tractor Supply Co.	5.250%	5/15/33	6,195	6,230
	VF Corp.	2.950%	4/23/30	6,545	5,409
	Whirlpool Corp.	2.400%	5/15/31	1,508	1,246
	Whirlpool Corp.	4.700%	5/14/32	2,292	2,193
	Whirlpool Corp.	5.500%	3/1/33	3,000	3,025
	Whirlpool Corp.	5.750%	3/1/34	1,750	1,756
[2]	Yale University	1.482%	4/15/30	9,540	8,012
					1,004,835
Consumer Staples (2.8%)
	Ahold Finance USA LLC	6.875%	5/1/29	4,550	4,953
	Altria Group Inc.	3.400%	5/6/30	9,601	8,726
	Altria Group Inc.	2.450%	2/4/32	14,370	11,667
	Altria Group Inc.	6.875%	11/1/33	2,560	2,784
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	23,963	22,307
	Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	5,849	5,923
	Anheuser-Busch InBev Worldwide Inc.	5.000%	6/15/34	2,750	2,762
	Archer-Daniels-Midland Co.	3.250%	3/27/30	5,717	5,229
	Archer-Daniels-Midland Co.	2.900%	3/1/32	7,160	6,174
	Avery Dennison Corp.	2.650%	4/30/30	5,814	5,079
	Avery Dennison Corp.	5.750%	3/15/33	6,000	6,246
	BAT Capital Corp.	3.462%	9/6/29	5,249	4,789
	BAT Capital Corp.	4.906%	4/2/30	6,666	6,521
	BAT Capital Corp.	6.343%	8/2/30	9,190	9,576
	BAT Capital Corp.	5.834%	2/20/31	7,300	7,394
	BAT Capital Corp.	2.726%	3/25/31	14,565	12,256
	BAT Capital Corp.	4.742%	3/16/32	8,480	8,111
	BAT Capital Corp.	7.750%	10/19/32	4,190	4,731
	BAT Capital Corp.	6.421%	8/2/33	11,620	12,149
	BAT Capital Corp.	6.000%	2/20/34	7,067	7,151
	Brown-Forman Corp.	4.750%	4/15/33	5,350	5,295
	Bunge Ltd. Finance Corp.	2.750%	5/14/31	8,195	7,052
	Campbell Soup Co.	2.375%	4/24/30	8,921	7,645
	Campbell Soup Co.	5.400%	3/21/34	5,365	5,402
	Church & Dwight Co. Inc.	2.300%	12/15/31	3,090	2,567
	Church & Dwight Co. Inc.	5.600%	11/15/32	3,200	3,348
	Clorox Co.	4.400%	5/1/29	4,153	4,074
	Clorox Co.	1.800%	5/15/30	5,485	4,580
	Clorox Co.	4.600%	5/1/32	4,958	4,847
	Coca-Cola Co.	2.125%	9/6/29	4,832	4,287
	Coca-Cola Co.	3.450%	3/25/30	11,406	10,731

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Coca-Cola Co.	1.650%	6/1/30	14,899	12,564
	Coca-Cola Co.	2.000%	3/5/31	3,420	2,892
	Coca-Cola Co.	1.375%	3/15/31	22,164	17,998
	Coca-Cola Co.	2.250%	1/5/32	10,050	8,551
	Coca-Cola Femsa SAB de CV	2.750%	1/22/30	8,905	7,888
	Coca-Cola Femsa SAB de CV	1.850%	9/1/32	5,940	4,656
	Colgate-Palmolive Co.	3.250%	8/15/32	5,355	4,843
	Colgate-Palmolive Co.	4.600%	3/1/33	5,240	5,249
	Constellation Brands Inc.	3.150%	8/1/29	7,243	6,606
	Constellation Brands Inc.	2.875%	5/1/30	976	864
	Constellation Brands Inc.	2.250%	8/1/31	7,572	6,254
	Constellation Brands Inc.	4.750%	5/9/32	9,521	9,300
	Constellation Brands Inc.	4.900%	5/1/33	6,555	6,430
	Costco Wholesale Corp.	1.600%	4/20/30	19,060	16,050
	Costco Wholesale Corp.	1.750%	4/20/32	7,620	6,175
	Diageo Capital plc	2.375%	10/24/29	9,387	8,292
	Diageo Capital plc	2.000%	4/29/30	3,973	3,380
	Diageo Capital plc	2.125%	4/29/32	3,735	3,049
	Diageo Capital plc	5.500%	1/24/33	10,595	10,987
	Diageo Capital plc	5.625%	10/5/33	7,740	8,140
	Dollar General Corp.	3.500%	4/3/30	11,155	10,195
	Dollar General Corp.	5.000%	11/1/32	5,064	4,997
	Dollar General Corp.	5.450%	7/5/33	2,739	2,748
	Dollar Tree Inc.	2.650%	12/1/31	6,600	5,516
	Estee Lauder Cos. Inc.	2.375%	12/1/29	6,256	5,498
	Estee Lauder Cos. Inc.	2.600%	4/15/30	10,392	9,139
	Estee Lauder Cos. Inc.	1.950%	3/15/31	5,192	4,300
	Estee Lauder Cos. Inc.	4.650%	5/15/33	5,425	5,320
	Estee Lauder Cos. Inc.	5.000%	2/14/34	3,075	3,050
	Flowers Foods Inc.	2.400%	3/15/31	4,199	3,516
	General Mills Inc.	2.875%	4/15/30	6,542	5,828
	General Mills Inc.	4.950%	3/29/33	13,560	13,415
	Haleon US Capital LLC	3.625%	3/24/32	16,530	14,893
	Hershey Co.	2.450%	11/15/29	2,900	2,589
	Hershey Co.	1.700%	6/1/30	2,060	1,730
	Hershey Co.	4.500%	5/4/33	2,650	2,619
	Hormel Foods Corp.	1.800%	6/11/30	10,107	8,460
	Ingredion Inc.	2.900%	6/1/30	3,911	3,460
	J M Smucker Co.	2.375%	3/15/30	6,505	5,640
	J M Smucker Co.	2.125%	3/15/32	5,060	4,087
	JBS USA LUX SA	5.500%	1/15/30	10,645	10,486
	JBS USA LUX SA	3.750%	12/1/31	7,175	6,209
	JBS USA LUX SA	3.625%	1/15/32	5,340	4,569
	JBS USA LUX SA	5.750%	4/1/33	24,680	24,311
[4]	JBS USA LUX SA	6.750%	3/15/34	13,336	14,012
	Kellanova	2.100%	6/1/30	3,400	2,888
[2]	Kellanova	7.450%	4/1/31	5,197	5,838
	Kenvue Inc.	5.000%	3/22/30	7,936	8,019
	Kenvue Inc.	4.900%	3/22/33	12,125	12,120
	Keurig Dr Pepper Inc.	3.950%	4/15/29	11,340	10,828
	Keurig Dr Pepper Inc.	3.200%	5/1/30	6,506	5,867
[2]	Keurig Dr Pepper Inc.	2.250%	3/15/31	3,296	2,749
[2]	Keurig Dr Pepper Inc.	5.200%	3/15/31	4,900	4,916
	Keurig Dr Pepper Inc.	4.050%	4/15/32	6,709	6,251
	Keurig Dr Pepper Inc.	5.300%	3/15/34	7,900	7,931
	Kimberly-Clark Corp.	3.200%	4/25/29	5,925	5,530
	Kimberly-Clark Corp.	3.100%	3/26/30	5,027	4,607
	Kimberly-Clark Corp.	2.000%	11/2/31	5,030	4,169
	Kraft Heinz Foods Co.	3.750%	4/1/30	6,132	5,756
	Kraft Heinz Foods Co.	4.250%	3/1/31	10,864	10,401

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Kroger Co.	7.700%	6/1/29	1,000	1,116
	Kroger Co.	2.200%	5/1/30	11,823	10,051
	Kroger Co.	1.700%	1/15/31	4,959	4,004
	Kroger Co.	7.500%	4/1/31	710	809
	McCormick & Co. Inc.	1.850%	2/15/31	6,026	4,885
	McCormick & Co. Inc.	4.950%	4/15/33	3,000	2,969
	Mondelez International Inc.	2.750%	4/13/30	9,068	8,073
	Mondelez International Inc.	1.500%	2/4/31	4,213	3,366
	Mondelez International Inc.	3.000%	3/17/32	8,333	7,235
	Mondelez International Inc.	1.875%	10/15/32	5,500	4,383
	PepsiCo Inc.	2.625%	7/29/29	9,388	8,534
	PepsiCo Inc.	2.750%	3/19/30	17,040	15,337
	PepsiCo Inc.	1.625%	5/1/30	17,218	14,446
	PepsiCo Inc.	1.950%	10/21/31	10,178	8,458
	PepsiCo Inc.	3.900%	7/18/32	16,674	15,788
	Philip Morris International Inc.	3.375%	8/15/29	6,151	5,705
	Philip Morris International Inc.	5.625%	11/17/29	10,411	10,722
	Philip Morris International Inc.	5.125%	2/15/30	18,420	18,422
	Philip Morris International Inc.	2.100%	5/1/30	8,718	7,404
	Philip Morris International Inc.	5.500%	9/7/30	2,664	2,717
	Philip Morris International Inc.	1.750%	11/1/30	2,662	2,172
	Philip Morris International Inc.	5.125%	2/13/31	10,740	10,670
	Philip Morris International Inc.	5.750%	11/17/32	12,235	12,629
	Philip Morris International Inc.	5.375%	2/15/33	29,180	29,380
	Philip Morris International Inc.	5.625%	9/7/33	4,459	4,562
	Philip Morris International Inc.	5.250%	2/13/34	15,040	14,896
	Pilgrim's Pride Corp.	4.250%	4/15/31	8,598	7,754
	Pilgrim's Pride Corp.	3.500%	3/1/32	9,346	7,925
	Pilgrim's Pride Corp.	6.250%	7/1/33	7,485	7,659
	Procter & Gamble Co.	3.000%	3/25/30	9,439	8,696
	Procter & Gamble Co.	1.200%	10/29/30	17,465	14,306
	Procter & Gamble Co.	1.950%	4/23/31	5,158	4,381
	Procter & Gamble Co.	2.300%	2/1/32	3,535	3,046
	Procter & Gamble Co.	4.050%	1/26/33	5,525	5,359
	Procter & Gamble Co.	4.550%	1/29/34	5,548	5,516
	Sysco Corp.	2.400%	2/15/30	7,240	6,271
	Sysco Corp.	5.950%	4/1/30	7,061	7,357
	Sysco Corp.	2.450%	12/14/31	3,955	3,305
	Sysco Corp.	6.000%	1/17/34	2,075	2,209
	Target Corp.	3.375%	4/15/29	10,795	10,192
	Target Corp.	2.350%	2/15/30	4,892	4,304
	Target Corp.	2.650%	9/15/30	402	355
	Target Corp.	4.500%	9/15/32	11,635	11,399
	Target Corp.	4.400%	1/15/33	2,340	2,277
	Tyson Foods Inc.	4.350%	3/1/29	4,124	3,990
	Tyson Foods Inc.	5.700%	3/15/34	6,500	6,581
	Unilever Capital Corp.	2.125%	9/6/29	10,548	9,294
	Unilever Capital Corp.	1.375%	9/14/30	4,523	3,678
	Unilever Capital Corp.	1.750%	8/12/31	7,650	6,250
	Unilever Capital Corp.	5.900%	11/15/32	3,577	3,848
	Unilever Capital Corp.	5.000%	12/8/33	9,825	9,930
	Walmart Inc.	3.250%	7/8/29	11,623	11,023
	Walmart Inc.	2.375%	9/24/29	10,818	9,735
	Walmart Inc.	4.000%	4/15/30	2,420	2,363
	Walmart Inc.	1.800%	9/22/31	5,245	4,358
	Walmart Inc.	4.150%	9/9/32	5,366	5,226
	Walmart Inc.	4.100%	4/15/33	19,568	18,837
					1,075,138

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Energy (2.6%)
	Apache Corp.	4.250%	1/15/30	4,479	4,149
	Baker Hughes Holdings LLC	3.138%	11/7/29	4,995	4,587
	Baker Hughes Holdings LLC	4.486%	5/1/30	7,375	7,199
	Boardwalk Pipelines LP	4.800%	5/3/29	3,893	3,835
	Boardwalk Pipelines LP	3.400%	2/15/31	2,995	2,656
	Boardwalk Pipelines LP	3.600%	9/1/32	2,718	2,373
	BP Capital Markets America Inc.	3.633%	4/6/30	15,352	14,463
	BP Capital Markets America Inc.	1.749%	8/10/30	7,651	6,384
	BP Capital Markets America Inc.	2.721%	1/12/32	20,184	17,385
	BP Capital Markets America Inc.	4.812%	2/13/33	18,850	18,595
	BP Capital Markets America Inc.	4.893%	9/11/33	13,470	13,379
	BP Capital Markets America Inc.	4.989%	4/10/34	3,000	2,996
	BP Capital Markets plc	6.450%	Perpetual	10,780	11,183
	Burlington Resources LLC	7.200%	8/15/31	1,380	1,566
	Canadian Natural Resources Ltd.	2.950%	7/15/30	7,450	6,557
	Canadian Natural Resources Ltd.	7.200%	1/15/32	340	374
	Canadian Natural Resources Ltd.	6.450%	6/30/33	2,903	3,095
	Cenovus Energy Inc.	2.650%	1/15/32	4,375	3,632
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	11,476	10,675
	Cheniere Energy Partners LP	4.500%	10/1/29	6,171	5,874
	Cheniere Energy Partners LP	4.000%	3/1/31	16,065	14,592
	Cheniere Energy Partners LP	3.250%	1/31/32	16,375	13,941
	Cheniere Energy Partners LP	5.950%	6/30/33	12,424	12,693
	Chevron Corp.	2.236%	5/11/30	13,627	11,926
	Chevron USA Inc.	3.250%	10/15/29	4,580	4,287
	CNOOC Finance 2013 Ltd.	2.875%	9/30/29	4,243	3,862
	CNOOC Petroleum North America ULC	7.875%	3/15/32	3,505	4,184
	ConocoPhillips	2.400%	2/15/31	4,590	3,795
	ConocoPhillips	5.900%	10/15/32	1,355	1,461
	ConocoPhillips Co.	6.950%	4/15/29	10,767	11,831
	ConocoPhillips Co.	5.050%	9/15/33	11,610	11,711
	Coterra Energy Inc.	5.600%	3/15/34	4,115	4,146
	DCP Midstream Operating LP	5.125%	5/15/29	4,076	4,063
	DCP Midstream Operating LP	3.250%	2/15/32	5,824	5,013
	Devon Energy Corp.	4.500%	1/15/30	5,142	4,957
	Devon Energy Corp.	7.875%	9/30/31	3,275	3,756
	Devon Energy Corp.	7.950%	4/15/32	2,114	2,449
	Diamondback Energy Inc.	3.500%	12/1/29	9,003	8,330
	Diamondback Energy Inc.	3.125%	3/24/31	10,902	9,662
	Diamondback Energy Inc.	6.250%	3/15/33	7,750	8,262
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	4,225	3,781
	Enbridge Inc.	3.125%	11/15/29	9,318	8,509
	Enbridge Inc.	6.200%	11/15/30	6,265	6,641
	Enbridge Inc.	5.700%	3/8/33	23,625	24,168
	Enbridge Inc.	2.500%	8/1/33	8,025	6,466
	Energy Transfer LP	5.250%	4/15/29	10,975	10,995
	Energy Transfer LP	4.150%	9/15/29	3,900	3,699
	Energy Transfer LP	3.750%	5/15/30	14,114	13,018
	Energy Transfer LP	6.400%	12/1/30	3,170	3,343
	Energy Transfer LP	5.750%	2/15/33	15,436	15,682
	Energy Transfer LP	6.550%	12/1/33	10,675	11,437
	Energy Transfer LP	5.550%	5/15/34	3,410	3,419
	EnLink Midstream LLC	5.375%	6/1/29	4,135	4,057
	Enterprise Products Operating LLC	3.125%	7/31/29	11,364	10,476
	Enterprise Products Operating LLC	2.800%	1/31/30	10,810	9,686
	Enterprise Products Operating LLC	5.350%	1/31/33	9,422	9,619
[2]	Enterprise Products Operating LLC	6.875%	3/1/33	4,554	5,125
	Enterprise Products Operating LLC	4.850%	1/31/34	5,379	5,298
	EOG Resources Inc.	4.375%	4/15/30	7,840	7,674

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	EQT Corp.	7.000%	2/1/30	9,196	9,756
	EQT Corp.	5.750%	2/1/34	4,140	4,125
	Exxon Mobil Corp.	2.440%	8/16/29	8,343	7,492
	Exxon Mobil Corp.	3.482%	3/19/30	16,900	15,924
	Exxon Mobil Corp.	2.610%	10/15/30	14,515	12,869
	Halliburton Co.	2.920%	3/1/30	5,668	5,085
	Helmerich & Payne Inc.	2.900%	9/29/31	4,535	3,809
	Hess Corp.	7.300%	8/15/31	5,210	5,897
	Hess Corp.	7.125%	3/15/33	6,253	7,077
	HF Sinclair Corp.	4.500%	10/1/30	3,123	2,926
	Kinder Morgan Energy Partners LP	7.750%	3/15/32	330	375
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	349	393
	Kinder Morgan Inc.	2.000%	2/15/31	7,210	5,929
[2]	Kinder Morgan Inc.	7.800%	8/1/31	1,410	1,600
[2]	Kinder Morgan Inc.	7.750%	1/15/32	4,050	4,598
	Kinder Morgan Inc.	4.800%	2/1/33	6,195	5,926
	Kinder Morgan Inc.	5.200%	6/1/33	19,353	19,051
	Marathon Oil Corp.	5.300%	4/1/29	2,500	2,496
	Marathon Oil Corp.	6.800%	3/15/32	4,721	5,094
	Marathon Oil Corp.	5.700%	4/1/34	2,725	2,726
	MPLX LP	2.650%	8/15/30	12,383	10,654
	MPLX LP	4.950%	9/1/32	8,475	8,238
	MPLX LP	5.000%	3/1/33	9,310	9,038
	NOV Inc.	3.600%	12/1/29	3,221	2,962
	Occidental Petroleum Corp.	8.875%	7/15/30	8,476	9,886
	Occidental Petroleum Corp.	6.625%	9/1/30	12,258	12,983
	Occidental Petroleum Corp.	6.125%	1/1/31	9,884	10,233
	Occidental Petroleum Corp.	7.500%	5/1/31	7,567	8,424
	Occidental Petroleum Corp.	7.875%	9/15/31	4,103	4,652
	ONEOK Inc.	3.400%	9/1/29	7,110	6,549
	ONEOK Inc.	3.100%	3/15/30	4,710	4,215
	ONEOK Inc.	3.250%	6/1/30	5,181	4,680
	ONEOK Inc.	5.800%	11/1/30	4,425	4,560
	ONEOK Inc.	6.350%	1/15/31	1,670	1,766
	ONEOK Inc.	6.100%	11/15/32	8,340	8,730
	ONEOK Inc.	6.050%	9/1/33	12,870	13,432
	Ovintiv Inc.	7.200%	11/1/31	2,835	3,078
	Ovintiv Inc.	7.375%	11/1/31	4,860	5,328
	Ovintiv Inc.	6.250%	7/15/33	5,523	5,738
	Patterson-UTI Energy Inc.	5.150%	11/15/29	3,000	2,936
	Patterson-UTI Energy Inc.	7.150%	10/1/33	3,322	3,573
	Phillips 66	2.150%	12/15/30	8,476	7,116
	Phillips 66 Co.	3.150%	12/15/29	6,825	6,194
	Phillips 66 Co.	5.250%	6/15/31	2,235	2,263
	Phillips 66 Co.	5.300%	6/30/33	7,930	7,974
	Pioneer Natural Resources Co.	1.900%	8/15/30	11,852	9,964
	Pioneer Natural Resources Co.	2.150%	1/15/31	9,373	7,892
	Plains All American Pipeline LP	3.550%	12/15/29	8,216	7,537
	Plains All American Pipeline LP	3.800%	9/15/30	6,031	5,529
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	21,543	20,709
	Schlumberger Investment SA	2.650%	6/26/30	15,613	13,836
	Schlumberger Investment SA	4.850%	5/15/33	2,330	2,333
	Shell International Finance BV	2.375%	11/7/29	14,321	12,747
	Shell International Finance BV	2.750%	4/6/30	14,976	13,472
	Suncor Energy Inc.	7.150%	2/1/32	4,930	5,467
	Targa Resources Corp.	4.200%	2/1/33	7,100	6,479
	Targa Resources Corp.	6.125%	3/15/33	9,850	10,278
	Targa Resources Corp.	6.500%	3/30/34	8,230	8,849
	Targa Resources Partners LP	5.500%	3/1/30	7,000	6,964
	Targa Resources Partners LP	4.875%	2/1/31	8,300	7,961

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Targa Resources Partners LP	4.000%	1/15/32	8,270	7,440
	Tosco Corp.	8.125%	2/15/30	3,379	3,905
	TotalEnergies Capital International SA	2.829%	1/10/30	6,507	5,882
	TransCanada PipeLines Ltd.	4.100%	4/15/30	13,526	12,783
	TransCanada PipeLines Ltd.	2.500%	10/12/31	8,341	6,936
	TransCanada PipeLines Ltd.	4.625%	3/1/34	10,290	9,726
	TransCanada PipeLines Ltd.	5.600%	3/31/34	2,880	2,917
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	10,793	9,772
	Valero Energy Corp.	2.800%	12/1/31	8,593	7,339
	Valero Energy Corp.	7.500%	4/15/32	3,200	3,676
	Western Midstream Operating LP	4.050%	2/1/30	10,671	9,938
	Western Midstream Operating LP	6.150%	4/1/33	6,261	6,417
	Williams Cos. Inc.	3.500%	11/15/30	9,945	9,042
[2]	Williams Cos. Inc.	7.500%	1/15/31	1,401	1,558
	Williams Cos. Inc.	2.600%	3/15/31	12,192	10,380
	Williams Cos. Inc.	8.750%	3/15/32	3,199	3,848
	Williams Cos. Inc.	4.650%	8/15/32	7,029	6,779
	Williams Cos. Inc.	5.650%	3/15/33	4,730	4,856
	Williams Cos. Inc.	5.150%	3/15/34	14,495	14,365
					1,014,897
Financials (12.4%)
	AerCap Ireland Capital DAC	6.150%	9/30/30	7,840	8,138
	AerCap Ireland Capital DAC	3.300%	1/30/32	44,561	38,155
	AerCap Ireland Capital DAC	3.400%	10/29/33	12,421	10,469
	Affiliated Managers Group Inc.	3.300%	6/15/30	7,877	7,033
	Aflac Inc.	3.600%	4/1/30	10,542	9,816
	Air Lease Corp.	3.250%	10/1/29	4,130	3,742
[2]	Air Lease Corp.	3.000%	2/1/30	5,353	4,733
	Air Lease Corp.	3.125%	12/1/30	3,893	3,420
[2]	Air Lease Corp.	2.875%	1/15/32	4,350	3,664
	Alleghany Corp.	3.625%	5/15/30	4,660	4,358
	Allstate Corp.	1.450%	12/15/30	5,057	4,005
	Allstate Corp.	5.250%	3/30/33	7,096	7,118
	Allstate Corp.	5.350%	6/1/33	1,813	1,822
[2]	Ally Financial Inc.	8.000%	11/1/31	19,787	22,064
	American Express Co.	4.050%	5/3/29	190	184
	American Express Co.	6.489%	10/30/31	9,355	10,021
	American Express Co.	4.989%	5/26/33	7,339	7,164
	American Express Co.	4.420%	8/3/33	10,169	9,696
	American Express Co.	5.043%	5/1/34	11,210	11,081
	American Express Co.	5.625%	7/28/34	3,689	3,716
	American Financial Group Inc.	5.250%	4/2/30	3,062	3,036
	American International Group Inc.	3.400%	6/30/30	4,148	3,794
	American International Group Inc.	5.125%	3/27/33	6,126	6,095
	Ameriprise Financial Inc.	4.500%	5/13/32	4,410	4,271
	Ameriprise Financial Inc.	5.150%	5/15/33	6,323	6,391
	Aon Corp.	3.750%	5/2/29	6,420	6,068
	Aon Corp.	2.800%	5/15/30	13,233	11,666
	Aon Corp.	2.600%	12/2/31	6,457	5,437
	Aon Corp.	5.000%	9/12/32	5,575	5,524
	Aon Corp.	5.350%	2/28/33	3,937	3,956
	Aon North America Inc.	5.300%	3/1/31	4,650	4,685
	Aon North America Inc.	5.450%	3/1/34	9,788	9,892
[4]	Apollo Debt Solutions BDC	6.900%	4/13/29	5,490	5,546
	Apollo Global Management Inc.	6.375%	11/15/33	4,190	4,503
	Ares Capital Corp.	3.200%	11/15/31	7,325	6,112
	Arthur J Gallagher & Co.	2.400%	11/9/31	3,646	2,989
	Arthur J Gallagher & Co.	5.500%	3/2/33	4,665	4,695
	Arthur J Gallagher & Co.	6.500%	2/15/34	1,399	1,504

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Assurant Inc.	3.700%	2/22/30	3,070	2,776
	Assured Guaranty US Holdings Inc.	3.150%	6/15/31	4,300	3,788
	Athene Holding Ltd.	6.150%	4/3/30	3,855	4,010
	Athene Holding Ltd.	3.500%	1/15/31	7,508	6,610
	Athene Holding Ltd.	5.875%	1/15/34	9,165	9,182
	AXA SA	8.600%	12/15/30	5,902	6,981
	AXIS Specialty Finance LLC	3.900%	7/15/29	1,660	1,576
[2]	AXIS Specialty Finance LLC	4.900%	1/15/40	3,467	3,100
	Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/34	6,270	6,865
	Banco Bilbao Vizcaya Argentaria SA	6.033%	3/13/35	8,000	8,112
	Banco Santander SA	3.306%	6/27/29	9,036	8,288
	Banco Santander SA	3.490%	5/28/30	8,766	7,942
	Banco Santander SA	2.749%	12/3/30	8,899	7,347
	Banco Santander SA	2.958%	3/25/31	8,560	7,377
	Banco Santander SA	3.225%	11/22/32	8,505	7,052
	Banco Santander SA	6.921%	8/8/33	18,135	18,959
	Banco Santander SA	6.938%	11/7/33	10,700	11,803
	Banco Santander SA	6.350%	3/14/34	8,000	8,005
[2]	Bank of America Corp.	3.974%	2/7/30	1,861	1,764
[2]	Bank of America Corp.	3.194%	7/23/30	11,948	10,842
[2]	Bank of America Corp.	2.884%	10/22/30	9,848	8,749
[2]	Bank of America Corp.	2.496%	2/13/31	34,260	29,479
[2]	Bank of America Corp.	2.592%	4/29/31	22,633	19,509
[2]	Bank of America Corp.	1.898%	7/23/31	18,615	15,279
[2]	Bank of America Corp.	1.922%	10/24/31	22,381	18,246
[2]	Bank of America Corp.	2.651%	3/11/32	15,990	13,497
	Bank of America Corp.	2.687%	4/22/32	52,537	44,401
	Bank of America Corp.	2.299%	7/21/32	43,053	35,232
	Bank of America Corp.	2.572%	10/20/32	20,028	16,581
[2]	Bank of America Corp.	2.972%	2/4/33	43,564	36,951
	Bank of America Corp.	4.571%	4/27/33	27,992	26,577
[2]	Bank of America Corp.	5.015%	7/22/33	32,816	32,287
	Bank of America Corp.	5.288%	4/25/34	45,362	45,227
	Bank of America Corp.	5.872%	9/15/34	31,906	33,107
	Bank of America Corp.	5.468%	1/23/35	34,730	34,977
	Bank of America Corp.	2.482%	9/21/36	18,063	14,428
	Bank of America Corp.	3.846%	3/8/37	20,102	17,773
	Bank of Montreal	3.088%	1/10/37	9,494	7,775
[2]	Bank of New York Mellon Corp.	3.850%	4/28/28	290	282
[2]	Bank of New York Mellon Corp.	1.650%	7/14/28	970	856
[2]	Bank of New York Mellon Corp.	3.300%	8/23/29	13,118	12,111
	Bank of New York Mellon Corp.	4.596%	7/26/30	320	314
[2]	Bank of New York Mellon Corp.	1.800%	7/28/31	2,560	2,066
	Bank of New York Mellon Corp.	2.500%	1/26/32	5,219	4,401
[2]	Bank of New York Mellon Corp.	4.289%	6/13/33	10,145	9,542
[2]	Bank of New York Mellon Corp.	5.834%	10/25/33	24,100	25,157
	Bank of New York Mellon Corp.	4.706%	2/1/34	6,171	5,942
[2]	Bank of New York Mellon Corp.	4.967%	4/26/34	4,945	4,851
[2]	Bank of New York Mellon Corp.	6.474%	10/25/34	6,600	7,185
[2]	Bank of New York Mellon Corp.	5.188%	3/14/35	8,200	8,162
	Bank of Nova Scotia	4.850%	2/1/30	10,335	10,260
	Bank of Nova Scotia	2.150%	8/1/31	5,215	4,284
	Bank of Nova Scotia	2.450%	2/2/32	5,680	4,700
	Bank of Nova Scotia	5.650%	2/1/34	2,802	2,884
	Bank of Nova Scotia	4.588%	5/4/37	9,474	8,592
	BankUnited Inc.	5.125%	6/11/30	2,620	2,425
[2]	Barclays plc	5.088%	6/20/30	11,214	10,785
	Barclays plc	2.645%	6/24/31	8,448	7,137
	Barclays plc	2.667%	3/10/32	4,392	3,641
	Barclays plc	2.894%	11/24/32	10,950	9,089

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Barclays plc	5.746%	8/9/33	5,015	5,025
	Barclays plc	7.437%	11/2/33	20,103	22,348
	Barclays plc	6.224%	5/9/34	14,960	15,424
	Barclays plc	7.119%	6/27/34	11,905	12,670
	Barclays plc	6.692%	9/13/34	12,765	13,604
	Barclays plc	3.564%	9/23/35	12,116	10,394
	Berkshire Hathaway Finance Corp.	1.850%	3/12/30	7,048	6,021
	Berkshire Hathaway Finance Corp.	1.450%	10/15/30	4,632	3,821
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	7,652	6,768
	BlackRock Funding Inc.	5.000%	3/14/34	8,200	8,234
	BlackRock Inc.	3.250%	4/30/29	11,404	10,679
	BlackRock Inc.	2.400%	4/30/30	9,575	8,390
	BlackRock Inc.	1.900%	1/28/31	7,771	6,470
	BlackRock Inc.	2.100%	2/25/32	7,002	5,746
	BlackRock Inc.	4.750%	5/25/33	15,200	15,108
	Blackstone Private Credit Fund	4.000%	1/15/29	387	355
[4]	Blackstone Private Credit Fund	6.250%	1/25/31	2,995	3,009
	Blue Owl Capital Corp.	5.950%	3/15/29	1,916	1,906
[4]	Blue Owl Credit Income Corp.	6.650%	3/15/31	6,145	6,024
[1,4]	Blue Owl Technology Finance Corp. II	6.750%	4/4/29	5,000	4,939
	Brighthouse Financial Inc.	5.625%	5/15/30	3,030	3,040
	Brookfield Capital Finance LLC	6.087%	6/14/33	9,339	9,763
	Brookfield Finance Inc.	4.350%	4/15/30	8,412	8,038
	Brookfield Finance Inc.	2.724%	4/15/31	4,254	3,619
	Brookfield Finance Inc.	6.350%	1/5/34	4,340	4,618
	Brown & Brown Inc.	2.375%	3/15/31	6,074	5,038
	Brown & Brown Inc.	4.200%	3/17/32	4,975	4,598
	Canadian Imperial Bank of Commerce	3.600%	4/7/32	9,232	8,352
	Canadian Imperial Bank of Commerce	6.092%	10/3/33	8,255	8,689
	Capital One Financial Corp.	5.247%	7/26/30	669	659
[2]	Capital One Financial Corp.	7.624%	10/30/31	6,120	6,759
	Capital One Financial Corp.	2.359%	7/29/32	8,775	6,747
	Capital One Financial Corp.	2.618%	11/2/32	4,525	3,655
	Capital One Financial Corp.	5.268%	5/10/33	7,558	7,429
	Capital One Financial Corp.	5.817%	2/1/34	21,477	21,444
	Capital One Financial Corp.	6.377%	6/8/34	20,631	21,414
	Capital One Financial Corp.	6.051%	2/1/35	3,865	3,937
	Cboe Global Markets Inc.	1.625%	12/15/30	4,280	3,502
	Charles Schwab Corp.	4.000%	2/1/29	3,504	3,374
	Charles Schwab Corp.	3.250%	5/22/29	7,896	7,318
	Charles Schwab Corp.	2.750%	10/1/29	5,795	5,197
	Charles Schwab Corp.	4.625%	3/22/30	2,790	2,770
	Charles Schwab Corp.	2.300%	5/13/31	15,374	12,898
	Charles Schwab Corp.	2.900%	3/3/32	10,787	9,245
	Charles Schwab Corp.	5.853%	5/19/34	9,242	9,455
	Charles Schwab Corp.	6.136%	8/24/34	11,265	11,770
	Chubb INA Holdings Inc.	1.375%	9/15/30	13,758	11,208
	Chubb INA Holdings Inc.	5.000%	3/15/34	8,200	8,224
	CI Financial Corp.	3.200%	12/17/30	9,275	7,594
[2]	Citigroup Inc.	2.976%	11/5/30	17,357	15,412
[2]	Citigroup Inc.	2.666%	1/29/31	23,408	20,291
[2]	Citigroup Inc.	4.412%	3/31/31	51,487	49,084
[2]	Citigroup Inc.	2.572%	6/3/31	28,917	24,713
	Citigroup Inc.	2.561%	5/1/32	3,490	2,907
	Citigroup Inc.	6.625%	6/15/32	4,915	5,266
	Citigroup Inc.	2.520%	11/3/32	10,902	8,937
	Citigroup Inc.	3.057%	1/25/33	17,787	15,091
	Citigroup Inc.	3.785%	3/17/33	38,266	34,176
	Citigroup Inc.	4.910%	5/24/33	24,700	23,809
	Citigroup Inc.	6.000%	10/31/33	340	351

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Citigroup Inc.	6.270%	11/17/33	20,630	21,781
	Citigroup Inc.	6.174%	5/25/34	35,916	36,482
	Citigroup Inc.	5.827%	2/13/35	10,565	10,449
	Citizens Financial Group Inc.	2.500%	2/6/30	4,319	3,646
	Citizens Financial Group Inc.	3.250%	4/30/30	6,674	5,879
	Citizens Financial Group Inc.	2.638%	9/30/32	2,337	1,791
	Citizens Financial Group Inc.	5.641%	5/21/37	2,225	2,079
	CME Group Inc.	2.650%	3/15/32	5,175	4,469
	CNA Financial Corp.	3.900%	5/1/29	4,377	4,142
	CNA Financial Corp.	2.050%	8/15/30	2,725	2,280
	CNA Financial Corp.	5.500%	6/15/33	2,003	2,030
	CNA Financial Corp.	5.125%	2/15/34	4,908	4,773
	CNO Financial Group Inc.	5.250%	5/30/29	3,513	3,420
	Comerica Bank	5.332%	8/25/33	4,000	3,634
	Corebridge Financial Inc.	3.850%	4/5/29	8,628	8,070
	Corebridge Financial Inc.	3.900%	4/5/32	16,205	14,579
[4]	Corebridge Financial Inc.	6.050%	9/15/33	4,140	4,265
	Corebridge Financial Inc.	5.750%	1/15/34	6,200	6,325
	Credit Suisse USA Inc.	7.125%	7/15/32	6,260	7,029
	Deutsche Bank AG	5.882%	7/8/31	2,778	2,704
[2]	Deutsche Bank AG	3.547%	9/18/31	17,561	15,459
	Deutsche Bank AG	3.729%	1/14/32	10,024	8,431
	Deutsche Bank AG	3.035%	5/28/32	997	839
	Deutsche Bank AG	3.742%	1/7/33	12,457	10,268
	Deutsche Bank AG	7.079%	2/10/34	12,385	12,736
[2]	Discover Bank	2.700%	2/6/30	6,414	5,519
	Discover Financial Services	6.700%	11/29/32	7,175	7,593
	Discover Financial Services	7.964%	11/2/34	6,599	7,473
	Enstar Group Ltd.	4.950%	6/1/29	13,510	13,194
	Enstar Group Ltd.	3.100%	9/1/31	1,951	1,620
	Equitable Holdings Inc.	5.594%	1/11/33	4,220	4,264
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	5,980	5,708
	Fairfax Financial Holdings Ltd.	3.375%	3/3/31	4,360	3,813
	Fairfax Financial Holdings Ltd.	5.625%	8/16/32	6,355	6,356
[4]	Fairfax Financial Holdings Ltd.	6.000%	12/7/33	3,500	3,569
	Fidelity National Financial Inc.	4.500%	8/15/28	629	608
	Fidelity National Financial Inc.	3.400%	6/15/30	7,088	6,302
	Fifth Third Bancorp	4.772%	7/28/30	5,173	4,980
	Fifth Third Bancorp	5.631%	1/29/32	8,522	8,533
	Fifth Third Bancorp	4.337%	4/25/33	6,016	5,501
	First American Financial Corp.	4.000%	5/15/30	4,277	3,887
	First American Financial Corp.	2.400%	8/15/31	5,202	4,123
[2]	First Horizon Bank	5.750%	5/1/30	5,055	4,784
	Franklin Resources Inc.	1.600%	10/30/30	5,627	4,598
	GATX Corp.	4.700%	4/1/29	2,360	2,314
	GATX Corp.	4.000%	6/30/30	5,336	4,960
	GATX Corp.	4.900%	3/15/33	3,350	3,221
	GATX Corp.	5.450%	9/15/33	6,000	5,971
	GE Capital Funding LLC	4.550%	5/15/32	5,604	5,432
	Globe Life Inc.	2.150%	8/15/30	4,368	3,655
	Goldman Sachs Group Inc.	2.600%	2/7/30	3,706	3,245
	Goldman Sachs Group Inc.	3.800%	3/15/30	20,750	19,432
	Goldman Sachs Group Inc.	1.992%	1/27/32	20,315	16,445
	Goldman Sachs Group Inc.	2.615%	4/22/32	40,865	34,267
	Goldman Sachs Group Inc.	2.383%	7/21/32	33,862	27,751
	Goldman Sachs Group Inc.	2.650%	10/21/32	30,795	25,624
	Goldman Sachs Group Inc.	6.125%	2/15/33	6,177	6,662
	Goldman Sachs Group Inc.	3.102%	2/24/33	30,070	25,686
	Goldman Sachs Group Inc.	6.561%	10/24/34	6,274	6,842
	Golub Capital BDC Inc.	6.000%	7/15/29	4,295	4,221

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hanover Insurance Group Inc.	2.500%	9/1/30	3,223	2,699
	Hartford Financial Services Group Inc.	2.800%	8/19/29	5,010	4,497
	HSBC Holdings plc	5.546%	3/4/30	5,750	5,785
	HSBC Holdings plc	4.950%	3/31/30	24,122	23,937
[2]	HSBC Holdings plc	3.973%	5/22/30	12,425	11,597
[2]	HSBC Holdings plc	2.848%	6/4/31	14,758	12,722
[2]	HSBC Holdings plc	2.357%	8/18/31	14,636	12,189
	HSBC Holdings plc	2.804%	5/24/32	16,269	13,619
	HSBC Holdings plc	2.871%	11/22/32	24,089	20,121
	HSBC Holdings plc	4.762%	3/29/33	14,848	13,789
	HSBC Holdings plc	5.402%	8/11/33	25,307	25,229
	HSBC Holdings plc	8.113%	11/3/33	13,845	15,833
	HSBC Holdings plc	6.254%	3/9/34	15,054	15,865
	HSBC Holdings plc	6.547%	6/20/34	20,893	21,611
	HSBC Holdings plc	7.399%	11/13/34	15,982	17,468
	HSBC Holdings plc	5.719%	3/4/35	10,000	10,116
	Huntington Bancshares Inc.	2.550%	2/4/30	9,010	7,648
	Huntington Bancshares Inc.	5.023%	5/17/33	3,867	3,682
	Huntington Bancshares Inc.	5.709%	2/2/35	4,855	4,844
	Huntington Bancshares Inc.	2.487%	8/15/36	5,909	4,514
	Huntington National Bank	5.650%	1/10/30	5,660	5,694
	ING Groep NV	4.050%	4/9/29	6,463	6,137
	ING Groep NV	2.727%	4/1/32	2,292	1,945
	ING Groep NV	4.252%	3/28/33	10,787	9,980
	ING Groep NV	6.114%	9/11/34	8,841	9,170
	ING Groep NV	5.550%	3/19/35	11,939	11,852
	Intercontinental Exchange Inc.	3.100%	9/15/27	1	—
	Intercontinental Exchange Inc.	4.350%	6/15/29	14,708	14,333
	Intercontinental Exchange Inc.	2.100%	6/15/30	15,223	12,918
	Intercontinental Exchange Inc.	1.850%	9/15/32	14,937	11,683
	Intercontinental Exchange Inc.	4.600%	3/15/33	12,837	12,440
	Jackson Financial Inc.	3.125%	11/23/31	4,208	3,504
	Jefferies Financial Group Inc.	4.150%	1/23/30	8,093	7,592
	Jefferies Financial Group Inc.	2.625%	10/15/31	15,144	12,502
[2]	JPMorgan Chase & Co.	3.702%	5/6/30	21,901	20,513
	JPMorgan Chase & Co.	4.565%	6/14/30	7,385	7,200
[2]	JPMorgan Chase & Co.	2.739%	10/15/30	19,792	17,526
[2]	JPMorgan Chase & Co.	4.493%	3/24/31	27,224	26,317
[2]	JPMorgan Chase & Co.	2.522%	4/22/31	22,909	19,816
[2]	JPMorgan Chase & Co.	2.956%	5/13/31	25,557	22,362
	JPMorgan Chase & Co.	1.764%	11/19/31	9,912	8,034
	JPMorgan Chase & Co.	1.953%	2/4/32	28,152	22,918
	JPMorgan Chase & Co.	2.580%	4/22/32	46,472	39,224
	JPMorgan Chase & Co.	2.545%	11/8/32	24,906	20,706
	JPMorgan Chase & Co.	2.963%	1/25/33	30,582	26,113
	JPMorgan Chase & Co.	4.586%	4/26/33	16,775	16,056
	JPMorgan Chase & Co.	4.912%	7/25/33	37,634	36,811
	JPMorgan Chase & Co.	5.717%	9/14/33	31,206	31,816
	JPMorgan Chase & Co.	5.350%	6/1/34	35,202	35,342
	JPMorgan Chase & Co.	6.254%	10/23/34	23,841	25,463
	JPMorgan Chase & Co.	5.336%	1/23/35	25,650	25,735
	Kemper Corp.	2.400%	9/30/30	4,065	3,262
	Kemper Corp.	3.800%	2/23/32	3,080	2,629
[2]	KeyBank NA	4.900%	8/8/32	7,005	6,287
	KeyBank NA	5.000%	1/26/33	9,920	9,192
[2]	KeyCorp	2.550%	10/1/29	5,329	4,506
[2]	KeyCorp	4.789%	6/1/33	9,373	8,584
	KeyCorp	6.401%	3/6/35	2,427	2,480
	Lazard Group LLC	6.000%	3/15/31	3,300	3,333
	Lincoln National Corp.	3.050%	1/15/30	5,108	4,514

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lincoln National Corp.	3.400%	1/15/31	4,152	3,658
	Lincoln National Corp.	3.400%	3/1/32	1,694	1,454
	Lloyds Banking Group plc	4.650%	3/24/26	103	101
[2]	Lloyds Banking Group plc	3.574%	11/7/28	301	282
	Lloyds Banking Group plc	4.976%	8/11/33	9,211	8,870
	Lloyds Banking Group plc	7.953%	11/15/33	8,060	9,083
	Lloyds Banking Group plc	5.679%	1/5/35	15,986	16,080
	Loews Corp.	3.200%	5/15/30	3,801	3,441
	M&T Bank Corp.	6.082%	3/13/32	4,100	4,093
	M&T Bank Corp.	5.053%	1/27/34	9,746	9,059
	Manulife Financial Corp.	3.703%	3/16/32	6,000	5,537
	Markel Group Inc.	3.350%	9/17/29	2,650	2,404
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	7,173	6,111
	Marsh & McLennan Cos. Inc.	2.375%	12/15/31	4,477	3,739
	Marsh & McLennan Cos. Inc.	5.750%	11/1/32	5,260	5,529
	Marsh & McLennan Cos. Inc.	5.400%	9/15/33	5,549	5,688
	Marsh & McLennan Cos. Inc.	5.150%	3/15/34	4,118	4,148
	Mastercard Inc.	2.950%	6/1/29	12,679	11,680
	Mastercard Inc.	3.350%	3/26/30	12,465	11,595
	Mastercard Inc.	1.900%	3/15/31	3,105	2,595
	Mastercard Inc.	2.000%	11/18/31	7,078	5,848
	Mastercard Inc.	4.850%	3/9/33	7,090	7,135
	MetLife Inc.	4.550%	3/23/30	7,980	7,902
	MetLife Inc.	6.500%	12/15/32	5,511	6,082
	MetLife Inc.	5.375%	7/15/33	8,200	8,372
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	8,694	8,270
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	16,851	15,435
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	9,275	8,087
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	7,570	6,342
	Mitsubishi UFJ Financial Group Inc.	5.475%	2/22/31	580	589
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	29,483	24,543
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/33	5,115	4,352
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	18,615	18,611
	Mitsubishi UFJ Financial Group Inc.	5.441%	2/22/34	10,299	10,501
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/34	9,720	9,909
[2]	Mizuho Financial Group Inc.	3.153%	7/16/30	7,195	6,518
[2]	Mizuho Financial Group Inc.	2.869%	9/13/30	6,321	5,615
[2]	Mizuho Financial Group Inc.	2.591%	5/25/31	3,500	3,005
	Mizuho Financial Group Inc.	5.739%	5/27/31	4,062	4,170
[2]	Mizuho Financial Group Inc.	2.201%	7/10/31	12,493	10,441
[2]	Mizuho Financial Group Inc.	1.979%	9/8/31	8,962	7,359
	Mizuho Financial Group Inc.	2.564%	9/13/31	6,418	5,252
	Mizuho Financial Group Inc.	2.260%	7/9/32	1,173	958
	Mizuho Financial Group Inc.	5.669%	9/13/33	7,051	7,213
	Mizuho Financial Group Inc.	5.754%	5/27/34	8,370	8,612
	Mizuho Financial Group Inc.	5.748%	7/6/34	15,680	16,157
[2]	Morgan Stanley	2.699%	1/22/31	30,045	26,253
[2]	Morgan Stanley	3.622%	4/1/31	29,099	26,699
[2]	Morgan Stanley	1.794%	2/13/32	17,863	14,278
[2]	Morgan Stanley	1.928%	4/28/32	12,595	10,106
[2]	Morgan Stanley	2.239%	7/21/32	34,002	27,721
[2]	Morgan Stanley	2.511%	10/20/32	23,507	19,419
	Morgan Stanley	2.943%	1/21/33	16,397	13,925
	Morgan Stanley	4.889%	7/20/33	17,287	16,764
	Morgan Stanley	6.342%	10/18/33	32,515	34,831
[2]	Morgan Stanley	5.250%	4/21/34	26,051	25,805
[2]	Morgan Stanley	5.424%	7/21/34	33,640	33,736
	Morgan Stanley	6.627%	11/1/34	14,911	16,308
	Morgan Stanley	5.466%	1/18/35	19,037	19,202
	Morgan Stanley	2.484%	9/16/36	22,851	18,058

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Morgan Stanley	5.297%	4/20/37	18,415	17,676
	Morgan Stanley	5.948%	1/19/38	18,909	18,927
	Morgan Stanley	5.942%	2/7/39	10,145	10,096
	Nasdaq Inc.	1.650%	1/15/31	4,112	3,304
	Nasdaq Inc.	5.550%	2/15/34	11,166	11,353
[2]	NatWest Group plc	4.445%	5/8/30	9,830	9,371
	NatWest Group plc	6.016%	3/2/34	14,474	14,914
	NatWest Group plc	6.475%	6/1/34	4,000	4,068
	NatWest Group plc	5.778%	3/1/35	7,000	7,097
[2]	NatWest Group plc	3.032%	11/28/35	3,713	3,106
	Nomura Holdings Inc.	5.605%	7/6/29	5,490	5,552
	Nomura Holdings Inc.	3.103%	1/16/30	18,230	16,172
	Nomura Holdings Inc.	2.679%	7/16/30	4,550	3,890
	Nomura Holdings Inc.	2.608%	7/14/31	3,728	3,096
	Nomura Holdings Inc.	2.999%	1/22/32	6,570	5,545
	Nomura Holdings Inc.	6.181%	1/18/33	4,425	4,687
	Northern Trust Corp.	3.150%	5/3/29	5,008	4,664
	Northern Trust Corp.	1.950%	5/1/30	5,189	4,413
	Northern Trust Corp.	6.125%	11/2/32	10,500	11,087
	Oaktree Specialty Lending Corp.	7.100%	2/15/29	2,000	2,067
	Old Republic International Corp.	5.750%	3/28/34	1,774	1,782
	ORIX Corp.	2.250%	3/9/31	4,550	3,847
	ORIX Corp.	4.000%	4/13/32	4,263	3,977
	ORIX Corp.	5.200%	9/13/32	4,144	4,200
	PartnerRe Finance B LLC	3.700%	7/2/29	4,115	3,916
	PartnerRe Finance B LLC	4.500%	10/1/50	4,005	3,649
[2]	PNC Bank NA	2.700%	10/22/29	8,690	7,550
	PNC Financial Services Group Inc.	3.450%	4/23/29	18,190	16,978
	PNC Financial Services Group Inc.	2.550%	1/22/30	12,346	10,771
	PNC Financial Services Group Inc.	4.626%	6/6/33	3,140	2,928
	PNC Financial Services Group Inc.	6.037%	10/28/33	18,772	19,411
	PNC Financial Services Group Inc.	5.068%	1/24/34	14,620	14,140
	PNC Financial Services Group Inc.	5.939%	8/18/34	7,380	7,574
	PNC Financial Services Group Inc.	6.875%	10/20/34	14,953	16,367
	PNC Financial Services Group Inc.	5.676%	1/22/35	17,630	17,792
	Primerica Inc.	2.800%	11/19/31	5,150	4,297
	Principal Financial Group Inc.	3.700%	5/15/29	4,295	4,031
	Principal Financial Group Inc.	2.125%	6/15/30	4,546	3,811
	Principal Financial Group Inc.	5.375%	3/15/33	3,320	3,350
[2]	Private Export Funding Corp.	4.600%	2/15/34	3,500	3,541
	Progressive Corp.	3.200%	3/26/30	11,348	10,360
	Progressive Corp.	3.000%	3/15/32	1,965	1,713
	Progressive Corp.	4.950%	6/15/33	5,145	5,137
[2]	Prudential Financial Inc.	2.100%	3/10/30	2,800	2,418
[2]	Prudential Financial Inc.	5.750%	7/15/33	3,768	4,016
[2]	Prudential Financial Inc.	3.700%	10/1/50	9,524	8,308
	Prudential Financial Inc.	5.125%	3/1/52	8,036	7,547
	Prudential Financial Inc.	6.000%	9/1/52	9,016	8,980
	Prudential Financial Inc.	6.750%	3/1/53	2,691	2,800
	Prudential Financial Inc.	6.500%	3/15/54	8,300	8,439
	Prudential Funding Asia plc	3.125%	4/14/30	6,680	6,010
	Prudential Funding Asia plc	3.625%	3/24/32	2,900	2,614
	Radian Group Inc.	6.200%	5/15/29	5,139	5,213
	Raymond James Financial Inc.	4.650%	4/1/30	9,190	9,069
	Reinsurance Group of America Inc.	3.900%	5/15/29	6,359	6,009
	Reinsurance Group of America Inc.	3.150%	6/15/30	5,100	4,550
	Reinsurance Group of America Inc.	6.000%	9/15/33	2,804	2,908
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	3,385	3,143
	RenaissanceRe Holdings Ltd.	5.750%	6/5/33	6,356	6,402
[2]	Royal Bank of Canada	2.300%	11/3/31	20,339	16,910

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Royal Bank of Canada	3.875%	5/4/32	1,460	1,348
[2]	Royal Bank of Canada	5.000%	2/1/33	19,717	19,627
[2]	Royal Bank of Canada	5.150%	2/1/34	4,227	4,229
	Santander Holdings USA Inc.	7.660%	11/9/31	4,315	4,695
	Santander UK Group Holdings plc	2.896%	3/15/32	8,165	6,949
[1]	SiriusPoint Ltd.	7.000%	4/5/29	760	759
	Sixth Street Specialty Lending Inc.	6.125%	3/1/29	2,865	2,851
[2]	State Street Corp.	4.141%	12/3/29	6,076	5,862
	State Street Corp.	2.400%	1/24/30	15,141	13,335
	State Street Corp.	2.200%	3/3/31	9,370	7,842
	State Street Corp.	3.152%	3/30/31	2,225	1,999
	State Street Corp.	2.623%	2/7/33	100	84
	State Street Corp.	4.164%	8/4/33	8,141	7,564
	State Street Corp.	4.821%	1/26/34	6,035	5,869
	State Street Corp.	5.159%	5/18/34	5,760	5,725
[2]	State Street Corp.	3.031%	11/1/34	6,062	5,388
	State Street Corp.	6.123%	11/21/34	4,165	4,350
	Stewart Information Services Corp.	3.600%	11/15/31	3,780	3,099
	Stifel Financial Corp.	4.000%	5/15/30	4,248	3,874
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	23,534	21,340
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	5,494	4,989
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	10,290	9,120
	Sumitomo Mitsui Financial Group Inc.	5.710%	1/13/30	1,487	1,534
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	24,056	21,310
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	12,262	10,269
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/30	8,140	6,745
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	8,693	7,111
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/33	14,159	14,724
	Sumitomo Mitsui Financial Group Inc.	5.776%	7/13/33	8,790	9,150
	Sumitomo Mitsui Financial Group Inc.	5.808%	9/14/33	7,500	7,867
	Synchrony Financial	2.875%	10/28/31	1,464	1,170
[2]	Toronto-Dominion Bank	2.000%	9/10/31	9,574	7,820
[2]	Toronto-Dominion Bank	2.450%	1/12/32	6,365	5,297
[2]	Toronto-Dominion Bank	3.200%	3/10/32	12,113	10,640
	Toronto-Dominion Bank	4.456%	6/8/32	19,583	18,727
	Travelers Property Casualty Corp.	6.375%	3/15/33	1,669	1,854
[2]	Truist Bank	2.250%	3/11/30	12,512	10,413
[2]	Truist Financial Corp.	3.875%	3/19/29	5,021	4,670
[2]	Truist Financial Corp.	1.950%	6/5/30	9,895	8,183
[2]	Truist Financial Corp.	4.916%	7/28/33	6,840	6,367
[2]	Truist Financial Corp.	6.123%	10/28/33	7,079	7,307
[2]	Truist Financial Corp.	5.122%	1/26/34	8,200	7,882
[2]	Truist Financial Corp.	5.867%	6/8/34	13,455	13,616
[2]	Truist Financial Corp.	5.711%	1/24/35	19,590	19,675
	Unum Group	4.000%	6/15/29	2,740	2,586
[2]	US Bancorp	3.000%	7/30/29	9,048	8,082
[2]	US Bancorp	1.375%	7/22/30	9,730	7,815
[2]	US Bancorp	2.677%	1/27/33	5,840	4,831
[2]	US Bancorp	4.967%	7/22/33	12,564	11,888
	US Bancorp	5.850%	10/21/33	15,590	15,913
	US Bancorp	4.839%	2/1/34	20,712	19,651
	US Bancorp	5.836%	6/12/34	8,135	8,291
	US Bancorp	5.678%	1/23/35	16,604	16,769
	US Bancorp	2.491%	11/3/36	12,052	9,489
	Visa Inc.	2.050%	4/15/30	11,896	10,260
	Visa Inc.	1.100%	2/15/31	10,124	8,069
	Webster Financial Corp.	4.100%	3/25/29	2,575	2,360
[2]	Wells Fargo & Co.	2.879%	10/30/30	33,885	29,951
[2]	Wells Fargo & Co.	2.572%	2/11/31	26,488	22,820
[2]	Wells Fargo & Co.	4.478%	4/4/31	28,320	27,144

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Wells Fargo & Co.	3.350%	3/2/33	32,668	28,319
[2]	Wells Fargo & Co.	4.897%	7/25/33	25,414	24,466
	Wells Fargo & Co.	5.389%	4/24/34	42,304	41,976
[2]	Wells Fargo & Co.	5.557%	7/25/34	37,142	37,305
	Wells Fargo & Co.	6.491%	10/23/34	20,295	21,779
	Wells Fargo & Co.	5.499%	1/23/35	16,641	16,669
	Western Union Co.	2.750%	3/15/31	3,000	2,504
	Westpac Banking Corp.	1.953%	11/20/28	145	128
	Westpac Banking Corp.	2.650%	1/16/30	3,540	3,160
	Westpac Banking Corp.	2.150%	6/3/31	10,308	8,625
	Westpac Banking Corp.	5.405%	8/10/33	2,845	2,820
	Westpac Banking Corp.	6.820%	11/17/33	4,155	4,515
	Westpac Banking Corp.	4.110%	7/24/34	14,874	13,751
	Westpac Banking Corp.	2.668%	11/15/35	15,155	12,494
	Westpac Banking Corp.	3.020%	11/18/36	11,230	9,229
	Willis North America Inc.	2.950%	9/15/29	5,667	5,079
	Willis North America Inc.	5.350%	5/15/33	6,400	6,363
	Wintrust Financial Corp.	4.850%	6/6/29	2,578	2,343
	Zions Bancorp NA	3.250%	10/29/29	4,352	3,567
					4,768,289
Health Care (3.6%)
	Abbott Laboratories	1.400%	6/30/30	5,445	4,534
	AbbVie Inc.	3.200%	11/21/29	45,063	41,525
	AbbVie Inc.	4.950%	3/15/31	16,535	16,681
	AbbVie Inc.	5.050%	3/15/34	24,890	25,191
	Adventist Health System	2.952%	3/1/29	2,774	2,494
	Adventist Health System	5.430%	3/1/32	3,075	3,106
[2]	Advocate Health & Hospitals Corp.	2.211%	6/15/30	2,180	1,863
	Agilent Technologies Inc.	2.750%	9/15/29	4,206	3,782
	Agilent Technologies Inc.	2.100%	6/4/30	4,325	3,654
	Agilent Technologies Inc.	2.300%	3/12/31	6,855	5,754
	Amgen Inc.	4.050%	8/18/29	6,600	6,344
	Amgen Inc.	2.450%	2/21/30	15,615	13,648
	Amgen Inc.	5.250%	3/2/30	26,820	27,238
	Amgen Inc.	2.300%	2/25/31	10,205	8,625
	Amgen Inc.	2.000%	1/15/32	7,675	6,204
	Amgen Inc.	3.350%	2/22/32	11,644	10,401
	Amgen Inc.	4.200%	3/1/33	5,299	4,952
	Amgen Inc.	5.250%	3/2/33	37,120	37,426
[2]	Ascension Health	2.532%	11/15/29	5,725	5,107
	AstraZeneca Finance LLC	4.900%	3/3/30	6,651	6,701
	AstraZeneca Finance LLC	4.900%	2/26/31	9,000	9,030
	AstraZeneca Finance LLC	2.250%	5/28/31	3,750	3,167
	AstraZeneca Finance LLC	4.875%	3/3/33	5,105	5,092
	AstraZeneca Finance LLC	5.000%	2/26/34	12,955	13,004
	AstraZeneca plc	1.375%	8/6/30	12,789	10,440
	Banner Health	2.338%	1/1/30	2,875	2,508
	Banner Health	1.897%	1/1/31	2,430	2,000
	Baxter International Inc.	3.950%	4/1/30	6,199	5,810
	Baxter International Inc.	1.730%	4/1/31	7,055	5,623
	Baxter International Inc.	2.539%	2/1/32	14,273	11,826
[2]	Baylor Scott & White Holdings	1.777%	11/15/30	1,092	896
	Becton Dickinson & Co.	2.823%	5/20/30	6,704	5,917
	Becton Dickinson & Co.	1.957%	2/11/31	1,822	1,495
	Becton Dickinson & Co.	4.298%	8/22/32	7,599	7,201
	Biogen Inc.	2.250%	5/1/30	8,371	7,075
	Bio-Rad Laboratories Inc.	3.700%	3/15/32	6,675	5,989
[2]	Bon Secours Mercy Health Inc.	4.302%	7/1/28	2,590	2,524
[2]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	4,539	4,208

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	1,100	903
	Boston Scientific Corp.	2.650%	6/1/30	9,319	8,209
	Bristol-Myers Squibb Co.	3.400%	7/26/29	18,783	17,644
	Bristol-Myers Squibb Co.	1.450%	11/13/30	11,033	8,964
	Bristol-Myers Squibb Co.	5.750%	2/1/31	4,990	5,233
	Bristol-Myers Squibb Co.	5.100%	2/22/31	12,210	12,322
	Bristol-Myers Squibb Co.	2.950%	3/15/32	14,469	12,639
	Bristol-Myers Squibb Co.	5.900%	11/15/33	8,320	8,890
	Bristol-Myers Squibb Co.	5.200%	2/22/34	21,055	21,378
	Cardinal Health Inc.	5.450%	2/15/34	4,150	4,197
[2]	Cedars-Sinai Health System	2.288%	8/15/31	2,346	1,967
	Cencora Inc.	2.800%	5/15/30	3,690	3,258
	Cencora Inc.	2.700%	3/15/31	11,142	9,566
	Cencora Inc.	5.125%	2/15/34	2,700	2,694
	Centene Corp.	4.625%	12/15/29	21,515	20,425
	Centene Corp.	3.375%	2/15/30	9,535	8,450
	Centene Corp.	3.000%	10/15/30	21,468	18,399
	Centene Corp.	2.500%	3/1/31	18,678	15,370
	Centene Corp.	2.625%	8/1/31	17,176	14,103
	Cigna Group	5.000%	5/15/29	6,000	6,004
	Cigna Group	2.400%	3/15/30	11,438	9,877
	Cigna Group	2.375%	3/15/31	12,507	10,527
	Cigna Group	5.125%	5/15/31	6,300	6,307
	Cigna Group	5.400%	3/15/33	10,000	10,180
	Cigna Group	5.250%	2/15/34	7,765	7,746
	CommonSpirit Health	3.347%	10/1/29	9,004	8,260
	CommonSpirit Health	2.782%	10/1/30	2,510	2,177
	CommonSpirit Health	5.205%	12/1/31	8,150	8,156
	CVS Health Corp.	3.250%	8/15/29	15,068	13,821
	CVS Health Corp.	5.125%	2/21/30	13,766	13,804
	CVS Health Corp.	3.750%	4/1/30	11,148	10,386
	CVS Health Corp.	1.750%	8/21/30	10,975	9,010
	CVS Health Corp.	5.250%	1/30/31	7,590	7,640
	CVS Health Corp.	1.875%	2/28/31	19,943	16,236
	CVS Health Corp.	2.125%	9/15/31	5,620	4,589
	CVS Health Corp.	5.250%	2/21/33	15,060	15,063
	CVS Health Corp.	5.300%	6/1/33	11,080	11,093
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	6,425	5,697
	DH Europe Finance II Sarl	2.600%	11/15/29	5,748	5,145
	Elevance Health Inc.	2.875%	9/15/29	9,975	8,995
	Elevance Health Inc.	2.250%	5/15/30	14,784	12,643
	Elevance Health Inc.	2.550%	3/15/31	9,199	7,860
	Elevance Health Inc.	5.500%	10/15/32	5,520	5,658
	Elevance Health Inc.	4.750%	2/15/33	8,188	7,984
	Eli Lilly & Co.	4.700%	2/27/33	8,695	8,661
	Eli Lilly & Co.	4.700%	2/9/34	12,500	12,440
	GE HealthCare Technologies Inc.	5.857%	3/15/30	7,463	7,764
	GE HealthCare Technologies Inc.	5.905%	11/22/32	17,125	17,977
	Gilead Sciences Inc.	5.250%	10/15/33	9,371	9,561
	GlaxoSmithKline Capital plc	3.375%	6/1/29	8,305	7,835
	HCA Inc.	4.125%	6/15/29	15,345	14,519
	HCA Inc.	3.500%	9/1/30	23,210	20,974
	HCA Inc.	5.450%	4/1/31	8,325	8,371
	HCA Inc.	2.375%	7/15/31	7,052	5,801
	HCA Inc.	3.625%	3/15/32	15,010	13,283
	HCA Inc.	5.500%	6/1/33	10,879	10,906
	HCA Inc.	5.600%	4/1/34	9,250	9,312
	Humana Inc.	3.125%	8/15/29	6,096	5,540
	Humana Inc.	4.875%	4/1/30	2,725	2,690
	Humana Inc.	5.375%	4/15/31	4,810	4,814

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Humana Inc.	2.150%	2/3/32	10,560	8,441
	Humana Inc.	5.875%	3/1/33	7,170	7,394
	Humana Inc.	5.950%	3/15/34	7,000	7,271
	Illumina Inc.	2.550%	3/23/31	4,465	3,691
	Johnson & Johnson	6.950%	9/1/29	100	113
	Johnson & Johnson	1.300%	9/1/30	17,085	14,120
	Johnson & Johnson	4.950%	5/15/33	2,023	2,116
	Johnson & Johnson	4.375%	12/5/33	2,045	2,039
	Laboratory Corp. of America Holdings	2.950%	12/1/29	6,680	5,992
	McKesson Corp.	5.100%	7/15/33	5,922	5,981
	Medtronic Global Holdings SCA	4.500%	3/30/33	10,454	10,140
	Merck & Co. Inc.	4.300%	5/17/30	4,080	3,992
	Merck & Co. Inc.	2.150%	12/10/31	24,690	20,659
	Merck & Co. Inc.	4.500%	5/17/33	13,305	13,010
	Novartis Capital Corp.	2.200%	8/14/30	10,535	9,148
[2]	Ochsner LSU Health System of North Louisiana	2.510%	5/15/31	3,000	2,092
	OhioHealth Corp.	2.297%	11/15/31	2,520	2,103
	Pfizer Inc.	2.625%	4/1/30	12,050	10,734
	Pfizer Inc.	1.700%	5/28/30	8,455	7,103
	Pfizer Inc.	1.750%	8/18/31	8,214	6,708
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/30	25,459	25,192
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/33	38,724	38,144
[2]	Piedmont Healthcare Inc.	2.044%	1/1/32	1,590	1,287
[2]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	5,356	4,689
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	4,660	4,725
	Quest Diagnostics Inc.	4.200%	6/30/29	6,703	6,492
	Quest Diagnostics Inc.	2.950%	6/30/30	4,858	4,312
	Quest Diagnostics Inc.	2.800%	6/30/31	2,478	2,124
	Quest Diagnostics Inc.	6.400%	11/30/33	4,603	4,970
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	10,379	8,484
	Revvity Inc.	3.300%	9/15/29	7,886	7,158
	Revvity Inc.	2.550%	3/15/31	2,215	1,866
	Revvity Inc.	2.250%	9/15/31	4,281	3,512
	Royalty Pharma plc	2.200%	9/2/30	8,796	7,310
	Royalty Pharma plc	2.150%	9/2/31	4,682	3,768
[2]	Rush Obligated Group	3.922%	11/15/29	3,150	2,991
	Smith & Nephew plc	2.032%	10/14/30	7,792	6,434
	Smith & Nephew plc	5.400%	3/20/34	5,350	5,326
[2]	Stanford Health Care	3.310%	8/15/30	2,787	2,545
	STERIS Irish FinCo Unltd. Co.	2.700%	3/15/31	5,744	4,907
[2]	Sutter Health	2.294%	8/15/30	6,125	5,243
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	21,452	18,169
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	4,300	3,857
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	10,120	8,332
	Thermo Fisher Scientific Inc.	4.950%	11/21/32	6,019	6,044
	Thermo Fisher Scientific Inc.	5.086%	8/10/33	8,705	8,799
	UnitedHealth Group Inc.	2.950%	10/15/27	618	581
	UnitedHealth Group Inc.	4.000%	5/15/29	2,295	2,218
	UnitedHealth Group Inc.	2.875%	8/15/29	8,206	7,486
	UnitedHealth Group Inc.	2.000%	5/15/30	8,582	7,292
	UnitedHealth Group Inc.	4.900%	4/15/31	6,200	6,203
	UnitedHealth Group Inc.	2.300%	5/15/31	18,013	15,240
	UnitedHealth Group Inc.	4.200%	5/15/32	20,119	19,114
	UnitedHealth Group Inc.	5.350%	2/15/33	12,903	13,266
	UnitedHealth Group Inc.	4.500%	4/15/33	13,515	13,081
	UnitedHealth Group Inc.	5.000%	4/15/34	3,000	3,003
	Universal Health Services Inc.	2.650%	10/15/30	8,895	7,536
	UPMC	5.035%	5/15/33	4,275	4,264
	Viatris Inc.	2.700%	6/22/30	10,868	9,218
	Zimmer Biomet Holdings Inc.	2.600%	11/24/31	7,787	6,558

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Zoetis Inc.	2.000%	5/15/30	2,334	1,966
	Zoetis Inc.	5.600%	11/16/32	6,725	6,976
					1,382,481
Industrials (2.3%)
	3M Co.	2.375%	8/26/29	5,097	4,471
	3M Co.	3.050%	4/15/30	3,500	3,145
	Acuity Brands Lighting Inc.	2.150%	12/15/30	4,673	3,872
	AGCO Corp.	5.800%	3/21/34	5,805	5,876
	Allegion plc	3.500%	10/1/29	3,645	3,356
	Allegion US Holding Co. Inc.	5.411%	7/1/32	4,111	4,121
[2]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/34	5,517	4,692
[2]	American Airlines Pass-Through Trust Class AA Series 2017-2	3.350%	10/15/29	3,863	3,534
[2]	American Airlines Pass-Through Trust Class AA Series 2019-1	3.150%	2/15/32	2,686	2,399
	Amphenol Corp.	4.350%	6/1/29	2,672	2,603
	Amphenol Corp.	2.800%	2/15/30	10,908	9,761
	Amphenol Corp.	2.200%	9/15/31	4,962	4,107
	Boeing Co.	2.950%	2/1/30	9,006	7,774
	Boeing Co.	5.150%	5/1/30	47,083	45,557
	Boeing Co.	3.625%	2/1/31	13,788	12,138
	Boeing Co.	3.600%	5/1/34	5,000	4,146
	Canadian National Railway Co.	3.850%	8/5/32	4,075	3,785
	Canadian Pacific Railway Co.	2.875%	11/15/29	3,580	3,209
	Canadian Pacific Railway Co.	2.050%	3/5/30	6,970	5,931
	Canadian Pacific Railway Co.	2.450%	12/2/31	16,405	14,684
	Carrier Global Corp.	2.722%	2/15/30	19,750	17,465
	Carrier Global Corp.	2.700%	2/15/31	3,346	2,876
	Carrier Global Corp.	5.900%	3/15/34	8,205	8,624
	Caterpillar Inc.	2.600%	9/19/29	2,737	2,474
	Caterpillar Inc.	2.600%	4/9/30	13,928	12,453
	CNH Industrial Capital LLC	5.100%	4/20/29	4,975	4,961
	CSX Corp.	2.400%	2/15/30	1,270	1,111
	CSX Corp.	4.100%	11/15/32	14,982	14,115
	Cummins Inc.	5.150%	2/20/34	3,830	3,862
	Deere & Co.	5.375%	10/16/29	2,550	2,655
	Deere & Co.	3.100%	4/15/30	9,031	8,244
	Dover Corp.	2.950%	11/4/29	2,748	2,480
	Eaton Corp.	4.000%	11/2/32	6,000	5,671
	Eaton Corp.	4.150%	3/15/33	10,953	10,386
	Emerson Electric Co.	1.950%	10/15/30	4,508	3,827
	Emerson Electric Co.	2.200%	12/21/31	16,440	13,769
	FedEx Corp.	3.100%	8/5/29	8,080	7,403
	FedEx Corp.	4.250%	5/15/30	7,104	6,871
	FedEx Corp.	2.400%	5/15/31	5,284	4,487
	FedEx Corp.	4.900%	1/15/34	2,500	2,468
	Flowserve Corp.	3.500%	10/1/30	4,850	4,318
	General Dynamics Corp.	3.625%	4/1/30	1,858	1,747
	General Dynamics Corp.	2.250%	6/1/31	2,259	1,914
[2]	General Electric Co.	6.750%	3/15/32	620	691
	HEICO Corp.	5.350%	8/1/33	4,985	5,002
	Honeywell International Inc.	2.700%	8/15/29	5,529	5,013
	Honeywell International Inc.	4.875%	9/1/29	2,145	2,159
	Honeywell International Inc.	1.950%	6/1/30	10,294	8,778
	Honeywell International Inc.	1.750%	9/1/31	6,675	5,417
	Honeywell International Inc.	4.950%	9/1/31	4,200	4,228
	Honeywell International Inc.	5.000%	2/15/33	13,095	13,238
	Honeywell International Inc.	4.500%	1/15/34	10,000	9,722
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	4,358	4,088

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	IDEX Corp.	3.000%	5/1/30	4,646	4,102
	Ingersoll Rand Inc.	5.700%	8/14/33	9,000	9,232
	Jacobs Engineering Group Inc.	5.900%	3/1/33	2,455	2,485
[2]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/32	1,633	1,513
[2]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/32	764	658
[2]	John Deere Capital Corp.	2.800%	7/18/29	6,618	6,039
[2]	John Deere Capital Corp.	2.450%	1/9/30	8,535	7,555
[2]	John Deere Capital Corp.	4.700%	6/10/30	6,690	6,657
	John Deere Capital Corp.	1.450%	1/15/31	4,756	3,864
[2]	John Deere Capital Corp.	4.900%	3/7/31	7,050	7,052
[2]	John Deere Capital Corp.	3.900%	6/7/32	18,724	17,561
[2]	John Deere Capital Corp.	4.350%	9/15/32	4,849	4,702
[2]	John Deere Capital Corp.	5.150%	9/8/33	7,074	7,223
	Johnson Controls International plc	1.750%	9/15/30	2,670	2,196
	Johnson Controls International plc	2.000%	9/16/31	3,349	2,716
	Johnson Controls International plc	4.900%	12/1/32	2,960	2,910
	Kennametal Inc.	2.800%	3/1/31	461	391
	Keysight Technologies Inc.	3.000%	10/30/29	4,147	3,697
	L3Harris Technologies Inc.	5.050%	6/1/29	2,695	2,686
	L3Harris Technologies Inc.	1.800%	1/15/31	4,600	3,730
	L3Harris Technologies Inc.	5.250%	6/1/31	6,220	6,209
	L3Harris Technologies Inc.	5.400%	7/31/33	13,420	13,507
	LKQ Corp.	6.250%	6/15/33	5,050	5,256
	Lockheed Martin Corp.	1.850%	6/15/30	5,617	4,739
	Lockheed Martin Corp.	3.900%	6/15/32	6,533	6,134
	Lockheed Martin Corp.	5.250%	1/15/33	5,776	5,934
	Lockheed Martin Corp.	4.750%	2/15/34	8,100	7,993
	Norfolk Southern Corp.	2.550%	11/1/29	4,459	3,939
	Norfolk Southern Corp.	5.050%	8/1/30	5,465	5,484
	Norfolk Southern Corp.	2.300%	5/15/31	2,795	2,361
	Norfolk Southern Corp.	3.000%	3/15/32	13,040	11,325
	Norfolk Southern Corp.	4.450%	3/1/33	5,345	5,127
	Norfolk Southern Corp.	5.550%	3/15/34	3,290	3,423
	Northrop Grumman Corp.	4.400%	5/1/30	6,239	6,071
	Northrop Grumman Corp.	4.700%	3/15/33	8,195	8,002
	nVent Finance Sarl	2.750%	11/15/31	1,765	1,453
	nVent Finance Sarl	5.650%	5/15/33	5,000	5,039
	Oshkosh Corp.	3.100%	3/1/30	2,550	2,269
	Otis Worldwide Corp.	2.565%	2/15/30	16,001	14,071
[2]	PACCAR Financial Corp.	5.000%	3/22/34	3,000	3,014
	Parker-Hannifin Corp.	3.250%	6/14/29	13,009	12,046
	Parker-Hannifin Corp.	4.500%	9/15/29	18,362	18,103
	Pentair Finance Sarl	5.900%	7/15/32	3,335	3,438
[4]	Regal Rexnord Corp.	6.300%	2/15/30	9,450	9,678
[4]	Regal Rexnord Corp.	6.400%	4/15/33	10,330	10,714
	Republic Services Inc.	4.875%	4/1/29	2,210	2,214
	Republic Services Inc.	2.300%	3/1/30	13,088	11,320
	Republic Services Inc.	1.450%	2/15/31	5,240	4,174
	Republic Services Inc.	5.000%	4/1/34	4,575	4,539
	Rockwell Automation Inc.	1.750%	8/15/31	1,645	1,328
	RTX Corp.	2.250%	7/1/30	4,400	3,758
	RTX Corp.	6.000%	3/15/31	8,730	9,177
	RTX Corp.	1.900%	9/1/31	7,331	5,906
	RTX Corp.	2.375%	3/15/32	17,274	14,243
	RTX Corp.	5.150%	2/27/33	8,330	8,348
	RTX Corp.	6.100%	3/15/34	12,345	13,199
	Ryder System Inc.	6.600%	12/1/33	5,641	6,118
	Southwest Airlines Co.	2.625%	2/10/30	5,890	5,124

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Teledyne Technologies Inc.	2.750%	4/1/31	8,435	7,223
	Textron Inc.	3.900%	9/17/29	3,511	3,297
	Textron Inc.	3.000%	6/1/30	5,560	4,906
	Textron Inc.	6.100%	11/15/33	4,550	4,769
	Trane Technologies Financing Ltd.	5.250%	3/3/33	3,005	3,050
	Trimble Inc.	6.100%	3/15/33	6,666	6,961
	Triton Container International Ltd.	3.250%	3/15/32	5,030	4,077
	Tyco Electronics Group SA	2.500%	2/4/32	5,910	5,036
	Union Pacific Corp.	2.400%	2/5/30	4,706	4,126
	Union Pacific Corp.	2.375%	5/20/31	2,355	2,009
	Union Pacific Corp.	2.800%	2/14/32	9,451	8,208
	Union Pacific Corp.	4.500%	1/20/33	3,122	3,042
[2]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/36	8,030	8,165
[2]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/32	1,883	1,611
	United Parcel Service Inc.	2.500%	9/1/29	5,717	5,136
	United Parcel Service Inc.	4.450%	4/1/30	8,209	8,139
	United Parcel Service Inc.	4.875%	3/3/33	8,607	8,619
[2]	US Airways Pass-Through Trust Class A Series 2012-1	5.900%	10/1/24	194	193
[4]	Veralto Corp.	5.450%	9/18/33	6,075	6,148
	Vontier Corp.	2.950%	4/1/31	4,987	4,170
	Waste Connections Inc.	3.500%	5/1/29	5,080	4,778
	Waste Connections Inc.	2.600%	2/1/30	6,490	5,747
	Waste Connections Inc.	2.200%	1/15/32	7,755	6,350
	Waste Connections Inc.	3.200%	6/1/32	4,093	3,606
	Waste Connections Inc.	4.200%	1/15/33	6,340	5,961
	Waste Management Inc.	2.000%	6/1/29	3,911	3,430
	Waste Management Inc.	4.625%	2/15/30	6,175	6,148
	Waste Management Inc.	1.500%	3/15/31	8,230	6,622
	Waste Management Inc.	4.150%	4/15/32	8,232	7,865
	Waste Management Inc.	4.625%	2/15/33	4,115	4,028
	Waste Management Inc.	4.875%	2/15/34	10,290	10,230
	Westinghouse Air Brake Technologies Corp.	5.611%	3/11/34	4,115	4,167
	Xylem Inc.	2.250%	1/30/31	2,358	1,988
					883,229
Materials (1.3%)
	Air Products and Chemicals Inc.	2.050%	5/15/30	7,898	6,762
	Air Products and Chemicals Inc.	4.800%	3/3/33	5,075	5,052
	Air Products and Chemicals Inc.	4.850%	2/8/34	7,985	7,899
	Albemarle Corp.	5.050%	6/1/32	5,003	4,805
	Amcor Finance USA Inc.	5.625%	5/26/33	5,399	5,545
	Amcor Flexibles North America Inc.	2.630%	6/19/30	11,615	10,004
	Amcor Flexibles North America Inc.	2.690%	5/25/31	5,579	4,743
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	6,150	5,357
	AptarGroup Inc.	3.600%	3/15/32	295	260
	ArcelorMittal SA	4.250%	7/16/29	4,463	4,260
	ArcelorMittal SA	6.800%	11/29/32	8,740	9,346
[4]	Berry Global Inc.	5.650%	1/15/34	3,610	3,590
	BHP Billiton Finance USA Ltd.	5.250%	9/8/30	7,430	7,546
	BHP Billiton Finance USA Ltd.	4.900%	2/28/33	7,725	7,650
	BHP Billiton Finance USA Ltd.	5.250%	9/8/33	11,727	11,868
	Cabot Corp.	4.000%	7/1/29	2,785	2,628
	Cabot Corp.	5.000%	6/30/32	3,160	3,080
	Carlisle Cos. Inc.	2.750%	3/1/30	7,395	6,506
	Carlisle Cos. Inc.	2.200%	3/1/32	4,550	3,652
	Celanese US Holdings LLC	6.330%	7/15/29	3,950	4,096
	Celanese US Holdings LLC	6.550%	11/15/30	8,155	8,585
	Celanese US Holdings LLC	6.379%	7/15/32	9,776	10,147

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Celanese US Holdings LLC	6.700%	11/15/33	8,310	8,858
	CF Industries Inc.	5.150%	3/15/34	6,195	6,100
	Dow Chemical Co.	7.375%	11/1/29	3,850	4,285
	Dow Chemical Co.	2.100%	11/15/30	7,350	6,206
	Dow Chemical Co.	6.300%	3/15/33	3,111	3,350
	Eagle Materials Inc.	2.500%	7/1/31	6,350	5,336
	Eastman Chemical Co.	5.750%	3/8/33	4,537	4,610
	Eastman Chemical Co.	5.625%	2/20/34	6,010	6,045
	Ecolab Inc.	4.800%	3/24/30	7,125	7,156
	Ecolab Inc.	1.300%	1/30/31	4,965	3,974
	Ecolab Inc.	2.125%	2/1/32	5,680	4,717
	EIDP Inc.	2.300%	7/15/30	5,000	4,304
	EIDP Inc.	4.800%	5/15/33	5,000	4,935
	FMC Corp.	3.450%	10/1/29	7,900	7,114
	FMC Corp.	5.650%	5/18/33	3,120	3,068
	Freeport-McMoRan Inc.	5.250%	9/1/29	5,000	5,020
	Freeport-McMoRan Inc.	4.250%	3/1/30	5,325	5,042
	Freeport-McMoRan Inc.	4.625%	8/1/30	5,130	4,932
	Georgia-Pacific LLC	7.750%	11/15/29	5,315	6,060
	Huntsman International LLC	4.500%	5/1/29	6,021	5,750
	Huntsman International LLC	2.950%	6/15/31	3,400	2,833
[4]	Kinross Gold Corp.	6.250%	7/15/33	4,145	4,301
	Linde Inc.	1.100%	8/10/30	6,745	5,452
	LYB International Finance III LLC	2.250%	10/1/30	4,445	3,751
	LYB International Finance III LLC	5.625%	5/15/33	3,757	3,845
	LYB International Finance III LLC	5.500%	3/1/34	6,500	6,508
[2]	Martin Marietta Materials Inc.	2.500%	3/15/30	5,508	4,808
	Martin Marietta Materials Inc.	2.400%	7/15/31	6,509	5,462
	Mosaic Co.	5.450%	11/15/33	4,230	4,225
	NewMarket Corp.	2.700%	3/18/31	3,710	3,115
	Newmont Corp.	2.800%	10/1/29	6,832	6,133
	Newmont Corp.	2.250%	10/1/30	9,415	8,023
	Newmont Corp.	2.600%	7/15/32	8,828	7,378
[4]	Newmont Corp.	5.350%	3/15/34	8,230	8,277
	Nucor Corp.	2.700%	6/1/30	5,370	4,767
	Nucor Corp.	3.125%	4/1/32	1,650	1,453
	Nutrien Ltd.	4.200%	4/1/29	4,241	4,096
	Nutrien Ltd.	2.950%	5/13/30	6,318	5,632
	Packaging Corp. of America	3.000%	12/15/29	4,292	3,867
	Packaging Corp. of America	5.700%	12/1/33	3,237	3,342
	PPG Industries Inc.	2.800%	8/15/29	1,638	1,478
	PPG Industries Inc.	2.550%	6/15/30	5,225	4,555
	Reliance Inc.	2.150%	8/15/30	4,210	3,541
	Rio Tinto Alcan Inc.	6.125%	12/15/33	8,666	9,320
	Rio Tinto Finance USA plc	5.000%	3/9/33	7,700	7,733
	Rohm & Haas Co.	7.850%	7/15/29	7,622	8,501
	RPM International Inc.	2.950%	1/15/32	2,228	1,885
	Sherwin-Williams Co.	2.950%	8/15/29	7,775	7,050
	Sherwin-Williams Co.	2.300%	5/15/30	3,454	2,966
[1,4]	Smurfit Kappa Treasury ULC	5.200%	1/15/30	1,876	1,874
[1,4]	Smurfit Kappa Treasury ULC	5.438%	4/3/34	2,582	2,586
	Sonoco Products Co.	3.125%	5/1/30	5,361	4,794
	Sonoco Products Co.	2.850%	2/1/32	4,180	3,545
	Steel Dynamics Inc.	3.450%	4/15/30	6,059	5,556
	Steel Dynamics Inc.	3.250%	1/15/31	3,779	3,366
	Suzano Austria GmbH	5.000%	1/15/30	9,918	9,511
	Suzano Austria GmbH	3.750%	1/15/31	7,765	6,861
[2]	Suzano Austria GmbH	3.125%	1/15/32	8,335	6,922
	Teck Resources Ltd.	3.900%	7/15/30	5,250	4,841
	Vale Overseas Ltd.	3.750%	7/8/30	12,403	11,151

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Vale Overseas Ltd.	6.125%	6/12/33	12,485	12,599
	Vale Overseas Ltd.	8.250%	1/17/34	5,287	6,216
	Vulcan Materials Co.	3.500%	6/1/30	6,312	5,787
	Westlake Corp.	3.375%	6/15/30	2,652	2,385
	WestRock MWV LLC	8.200%	1/15/30	4,665	5,330
	WRKCo Inc.	4.200%	6/1/32	2,790	2,627
	WRKCo Inc.	3.000%	6/15/33	7,015	5,934
	Yamana Gold Inc.	2.630%	8/15/31	3,509	2,918
					489,343
Real Estate (2.3%)
	Agree LP	4.800%	10/1/32	3,655	3,455
	Alexandria Real Estate Equities Inc.	4.500%	7/30/29	2,276	2,198
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	3,658	3,210
	Alexandria Real Estate Equities Inc.	4.700%	7/1/30	2,007	1,948
	Alexandria Real Estate Equities Inc.	4.900%	12/15/30	9,158	9,028
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	2,533	2,259
	Alexandria Real Estate Equities Inc.	2.000%	5/18/32	10,999	8,624
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	7,050	5,359
	Alexandria Real Estate Equities Inc.	2.950%	3/15/34	1,663	1,368
	American Assets Trust LP	3.375%	2/1/31	4,397	3,593
	American Homes 4 Rent LP	2.375%	7/15/31	3,421	2,778
	American Homes 4 Rent LP	3.625%	4/15/32	4,750	4,177
	American Homes 4 Rent LP	5.500%	2/1/34	5,360	5,336
	American Tower Corp.	3.800%	8/15/29	12,135	11,319
	American Tower Corp.	2.900%	1/15/30	9,531	8,388
	American Tower Corp.	1.875%	10/15/30	5,671	4,598
	American Tower Corp.	2.700%	4/15/31	6,303	5,338
	American Tower Corp.	2.300%	9/15/31	9,233	7,524
	American Tower Corp.	4.050%	3/15/32	5,470	5,012
	American Tower Corp.	5.650%	3/15/33	6,885	6,992
	American Tower Corp.	5.550%	7/15/33	6,659	6,710
	American Tower Corp.	5.450%	2/15/34	12,500	12,531
[2]	AvalonBay Communities Inc.	3.300%	6/1/29	6,012	5,572
[2]	AvalonBay Communities Inc.	2.300%	3/1/30	6,160	5,332
	AvalonBay Communities Inc.	2.050%	1/15/32	6,486	5,335
	AvalonBay Communities Inc.	5.000%	2/15/33	5,432	5,380
	AvalonBay Communities Inc.	5.300%	12/7/33	2,750	2,781
	Boston Properties LP	3.400%	6/21/29	12,017	10,782
	Boston Properties LP	2.900%	3/15/30	3,403	2,916
	Boston Properties LP	3.250%	1/30/31	11,770	10,076
	Boston Properties LP	2.550%	4/1/32	4,627	3,662
	Boston Properties LP	2.450%	10/1/33	7,921	5,962
	Boston Properties LP	6.500%	1/15/34	2,573	2,671
	Brixmor Operating Partnership LP	4.125%	5/15/29	6,823	6,433
	Brixmor Operating Partnership LP	4.050%	7/1/30	7,204	6,692
	Brixmor Operating Partnership LP	2.500%	8/16/31	6,452	5,293
	Brixmor Operating Partnership LP	5.500%	2/15/34	1,820	1,797
	Broadstone Net Lease LLC	2.600%	9/15/31	3,118	2,467
	Camden Property Trust	3.150%	7/1/29	14,064	12,863
	Camden Property Trust	2.800%	5/15/30	5,849	5,187
	CBRE Services Inc.	2.500%	4/1/31	4,375	3,622
	COPT Defense Properties LP	2.000%	1/15/29	4,990	4,188
	COPT Defense Properties LP	2.750%	4/15/31	4,333	3,569
	Crown Castle Inc.	3.100%	11/15/29	6,710	5,994
	Crown Castle Inc.	3.300%	7/1/30	6,811	6,054
	Crown Castle Inc.	2.250%	1/15/31	9,413	7,742
	Crown Castle Inc.	2.100%	4/1/31	7,660	6,195
	Crown Castle Inc.	2.500%	7/15/31	6,310	5,220
	Crown Castle Inc.	5.100%	5/1/33	6,485	6,321

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Crown Castle Inc.	5.800%	3/1/34	7,770	7,952
	CubeSmart LP	3.000%	2/15/30	5,844	5,166
	CubeSmart LP	2.000%	2/15/31	375	302
	CubeSmart LP	2.500%	2/15/32	5,593	4,571
	Digital Realty Trust LP	3.600%	7/1/29	8,273	7,623
	DOC DR LLC	2.625%	11/1/31	4,796	3,948
	EPR Properties	3.750%	8/15/29	4,187	3,700
	EPR Properties	3.600%	11/15/31	1,050	877
	Equinix Inc.	3.200%	11/18/29	14,792	13,259
	Equinix Inc.	2.150%	7/15/30	5,699	4,729
	Equinix Inc.	2.500%	5/15/31	8,709	7,268
	Equinix Inc.	3.900%	4/15/32	7,115	6,431
	ERP Operating LP	3.000%	7/1/29	5,278	4,800
	ERP Operating LP	2.500%	2/15/30	4,364	3,820
	ERP Operating LP	1.850%	8/1/31	4,960	4,026
	Essential Properties LP	2.950%	7/15/31	3,285	2,659
	Essex Portfolio LP	3.000%	1/15/30	5,253	4,659
	Essex Portfolio LP	1.650%	1/15/31	1,090	859
	Essex Portfolio LP	2.550%	6/15/31	889	738
	Essex Portfolio LP	2.650%	3/15/32	7,405	6,122
	Extra Space Storage LP	4.000%	6/15/29	4,350	4,108
	Extra Space Storage LP	5.500%	7/1/30	2,100	2,125
	Extra Space Storage LP	2.200%	10/15/30	4,030	3,340
	Extra Space Storage LP	5.900%	1/15/31	4,875	5,045
	Extra Space Storage LP	2.550%	6/1/31	4,186	3,481
	Extra Space Storage LP	2.400%	10/15/31	5,000	4,110
	Extra Space Storage LP	2.350%	3/15/32	7,665	6,132
	Extra Space Storage LP	5.400%	2/1/34	5,000	4,970
	Federal Realty OP LP	3.200%	6/15/29	4,550	4,131
	Federal Realty OP LP	3.500%	6/1/30	5,655	5,101
	GLP Capital LP	4.000%	1/15/30	6,215	5,671
	GLP Capital LP	4.000%	1/15/31	5,793	5,171
	GLP Capital LP	3.250%	1/15/32	5,615	4,730
	Healthcare Realty Holdings LP	3.100%	2/15/30	1,363	1,186
	Healthcare Realty Holdings LP	2.000%	3/15/31	5,932	4,720
	Healthpeak OP LLC	3.500%	7/15/29	3,204	2,965
	Healthpeak OP LLC	3.000%	1/15/30	8,793	7,791
	Healthpeak OP LLC	2.875%	1/15/31	6,285	5,400
	Healthpeak OP LLC	5.250%	12/15/32	6,220	6,173
	Highwoods Realty LP	4.200%	4/15/29	2,882	2,627
	Highwoods Realty LP	3.050%	2/15/30	4,890	4,123
	Highwoods Realty LP	2.600%	2/1/31	3,547	2,800
	Highwoods Realty LP	7.650%	2/1/34	2,800	3,055
[2]	Host Hotels & Resorts LP	3.375%	12/15/29	5,914	5,270
[2]	Host Hotels & Resorts LP	3.500%	9/15/30	4,668	4,153
[2]	Host Hotels & Resorts LP	2.900%	12/15/31	2,519	2,093
	Invitation Homes Operating Partnership LP	5.450%	8/15/30	1,581	1,586
	Invitation Homes Operating Partnership LP	2.000%	8/15/31	9,515	7,557
	Invitation Homes Operating Partnership LP	4.150%	4/15/32	3,259	2,984
	Invitation Homes Operating Partnership LP	5.500%	8/15/33	2,746	2,735
	Invitation Homes Operating Partnership LP	2.700%	1/15/34	2,528	2,013
	Kilroy Realty LP	4.250%	8/15/29	4,087	3,758
	Kilroy Realty LP	3.050%	2/15/30	4,602	3,914
	Kilroy Realty LP	2.500%	11/15/32	4,510	3,393
	Kilroy Realty LP	2.650%	11/15/33	2,840	2,105
	Kimco Realty OP LLC	2.700%	10/1/30	4,034	3,484
	Kimco Realty OP LLC	2.250%	12/1/31	1,237	999
	Kimco Realty OP LLC	3.200%	4/1/32	9,074	7,809
	Kimco Realty OP LLC	4.600%	2/1/33	5,487	5,189
	Kimco Realty OP LLC	6.400%	3/1/34	4,068	4,354

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kite Realty Group LP	5.500%	3/1/34	3,584	3,560
	Kite Realty Group Trust	4.750%	9/15/30	2,598	2,487
	LXP Industrial Trust	2.700%	9/15/30	2,840	2,368
	LXP Industrial Trust	2.375%	10/1/31	3,863	3,088
	Mid-America Apartments LP	3.950%	3/15/29	5,330	5,128
	Mid-America Apartments LP	2.750%	3/15/30	1,517	1,343
	Mid-America Apartments LP	5.000%	3/15/34	2,900	2,856
	National Health Investors Inc.	3.000%	2/1/31	4,526	3,714
	NNN REIT Inc.	5.600%	10/15/33	5,900	5,970
	Omega Healthcare Investors Inc.	3.625%	10/1/29	4,107	3,662
	Omega Healthcare Investors Inc.	3.375%	2/1/31	6,235	5,325
	Omega Healthcare Investors Inc.	3.250%	4/15/33	7,347	5,952
	Piedmont Operating Partnership LP	3.150%	8/15/30	2,515	1,972
	Piedmont Operating Partnership LP	2.750%	4/1/32	2,601	1,869
	Prologis LP	2.875%	11/15/29	4,195	3,790
	Prologis LP	2.250%	4/15/30	13,119	11,364
	Prologis LP	1.750%	7/1/30	6,494	5,403
	Prologis LP	1.250%	10/15/30	5,050	4,050
	Prologis LP	2.250%	1/15/32	3,169	2,617
	Prologis LP	4.625%	1/15/33	11,650	11,317
	Prologis LP	4.750%	6/15/33	6,955	6,811
	Prologis LP	5.125%	1/15/34	6,726	6,760
	Prologis LP	5.000%	3/15/34	3,105	3,090
	Public Storage Operating Co.	3.385%	5/1/29	5,675	5,319
	Public Storage Operating Co.	2.250%	11/9/31	11,056	9,173
	Public Storage Operating Co.	5.100%	8/1/33	6,072	6,099
	Rayonier LP	2.750%	5/17/31	4,165	3,439
	Realty Income Corp.	3.250%	6/15/29	4,475	4,127
	Realty Income Corp.	4.000%	7/15/29	3,805	3,617
	Realty Income Corp.	3.100%	12/15/29	7,045	6,399
	Realty Income Corp.	3.400%	1/15/30	4,150	3,785
	Realty Income Corp.	3.250%	1/15/31	14,683	13,102
	Realty Income Corp.	3.200%	2/15/31	7,414	6,581
	Realty Income Corp.	5.625%	10/13/32	8,590	8,773
	Realty Income Corp.	2.850%	12/15/32	6,209	5,165
	Realty Income Corp.	4.900%	7/15/33	5,235	5,050
	Realty Income Corp.	5.125%	2/15/34	6,075	5,964
	Regency Centers LP	2.950%	9/15/29	3,875	3,466
	Regency Centers LP	3.700%	6/15/30	4,820	4,449
	Regency Centers LP	5.250%	1/15/34	3,360	3,344
	Rexford Industrial Realty LP	2.150%	9/1/31	6,319	5,062
	Sabra Health Care LP	3.900%	10/15/29	7,861	7,093
	Sabra Health Care LP	3.200%	12/1/31	5,002	4,159
	Safehold GL Holdings LLC	2.800%	6/15/31	5,326	4,382
	Simon Property Group LP	2.450%	9/13/29	9,689	8,530
	Simon Property Group LP	2.650%	7/15/30	6,275	5,483
	Simon Property Group LP	2.200%	2/1/31	5,025	4,176
	Simon Property Group LP	2.250%	1/15/32	7,807	6,383
	Simon Property Group LP	5.500%	3/8/33	1,855	1,890
	Simon Property Group LP	6.250%	1/15/34	4,230	4,524
	Store Capital LLC	2.750%	11/18/30	2,758	2,212
	Store Capital LLC	2.700%	12/1/31	3,128	2,462
	Sun Communities Operating LP	2.700%	7/15/31	8,866	7,307
	Sun Communities Operating LP	4.200%	4/15/32	6,482	5,823
	Sun Communities Operating LP	5.700%	1/15/33	2,860	2,836
	Tanger Properties LP	2.750%	9/1/31	3,616	2,961
[2]	UDR Inc.	3.200%	1/15/30	5,038	4,566
	UDR Inc.	3.000%	8/15/31	3,134	2,722
[2]	UDR Inc.	2.100%	8/1/32	1,993	1,564
[2]	UDR Inc.	1.900%	3/15/33	5,155	3,904

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	UDR Inc.	2.100%	6/15/33	2,085	1,592
	Ventas Realty LP	3.000%	1/15/30	5,601	4,939
	Ventas Realty LP	4.750%	11/15/30	5,387	5,204
	VICI Properties LP	4.950%	2/15/30	10,865	10,511
	VICI Properties LP	5.125%	5/15/32	12,465	11,922
	VICI Properties LP	5.750%	4/1/34	1,000	990
	Welltower OP LLC	3.100%	1/15/30	7,271	6,546
	Welltower OP LLC	2.750%	1/15/31	9,435	8,117
	Welltower OP LLC	2.750%	1/15/32	4,960	4,160
	Welltower OP LLC	3.850%	6/15/32	2,190	1,982
	Weyerhaeuser Co.	4.000%	11/15/29	8,038	7,585
	Weyerhaeuser Co.	4.000%	4/15/30	10,104	9,542
	Weyerhaeuser Co.	3.375%	3/9/33	7,291	6,367
	WP Carey Inc.	3.850%	7/15/29	2,750	2,566
	WP Carey Inc.	2.400%	2/1/31	4,818	4,003
	WP Carey Inc.	2.450%	2/1/32	3,000	2,416
	WP Carey Inc.	2.250%	4/1/33	3,511	2,725
					909,265
Technology (3.3%)
	Adobe Inc.	2.300%	2/1/30	10,505	9,237
	Advanced Micro Devices Inc.	3.924%	6/1/32	3,910	3,678
	Amdocs Ltd.	2.538%	6/15/30	6,125	5,244
	Analog Devices Inc.	2.100%	10/1/31	9,966	8,266
	Apple Inc.	3.250%	8/8/29	6,983	6,559
	Apple Inc.	2.200%	9/11/29	13,142	11,681
	Apple Inc.	4.150%	5/10/30	4,893	4,824
	Apple Inc.	1.650%	5/11/30	16,924	14,300
	Apple Inc.	1.250%	8/20/30	16,616	13,579
	Apple Inc.	1.650%	2/8/31	25,252	20,993
	Apple Inc.	1.700%	8/5/31	9,936	8,177
	Apple Inc.	3.350%	8/8/32	11,390	10,461
	Apple Inc.	4.300%	5/10/33	3,507	3,483
	Applied Materials Inc.	1.750%	6/1/30	6,247	5,265
	Arrow Electronics Inc.	2.950%	2/15/32	4,200	3,526
	Autodesk Inc.	2.850%	1/15/30	4,322	3,862
	Autodesk Inc.	2.400%	12/15/31	9,380	7,845
	Automatic Data Processing Inc.	1.250%	9/1/30	10,574	8,644
	Avnet Inc.	3.000%	5/15/31	1,199	995
	Avnet Inc.	5.500%	6/1/32	4,026	3,900
	Block Financial LLC	3.875%	8/15/30	6,655	6,046
	Booz Allen Hamilton Inc.	5.950%	8/4/33	5,465	5,655
[4]	Broadcom Inc.	4.000%	4/15/29	2,948	2,809
	Broadcom Inc.	4.750%	4/15/29	16,627	16,414
	Broadcom Inc.	5.000%	4/15/30	6,363	6,388
	Broadcom Inc.	4.150%	11/15/30	21,266	20,114
[4]	Broadcom Inc.	2.450%	2/15/31	25,465	21,448
[4]	Broadcom Inc.	4.150%	4/15/32	3,240	3,002
	Broadcom Inc.	4.300%	11/15/32	7,250	6,815
[4]	Broadcom Inc.	2.600%	2/15/33	15,320	12,424
[4]	Broadcom Inc.	3.419%	4/15/33	27,449	23,756
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	6,311	5,598
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	8,381	7,067
	CDW LLC	3.569%	12/1/31	10,024	8,847
	CGI Inc.	2.300%	9/14/31	3,675	2,956
	Cintas Corp. No. 2	4.000%	5/1/32	7,000	6,605
	Cisco Systems Inc.	4.950%	2/26/31	19,936	20,103
	Cisco Systems Inc.	5.050%	2/26/34	17,400	17,621
	Concentrix Corp.	6.850%	8/2/33	4,640	4,606
	Dell International LLC	5.300%	10/1/29	16,683	16,882

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dell International LLC	6.200%	7/15/30	7,061	7,434
	Dell International LLC	5.750%	2/1/33	8,778	9,078
	Equifax Inc.	2.350%	9/15/31	12,493	10,320
	Fidelity National Information Services Inc.	2.250%	3/1/31	8,746	7,340
	Fiserv Inc.	3.500%	7/1/29	24,919	23,201
	Fiserv Inc.	2.650%	6/1/30	8,690	7,569
	Fiserv Inc.	5.600%	3/2/33	7,156	7,295
	Fiserv Inc.	5.625%	8/21/33	10,860	11,089
	Fiserv Inc.	5.450%	3/15/34	6,223	6,303
	Flex Ltd.	4.875%	6/15/29	4,766	4,671
	Flex Ltd.	4.875%	5/12/30	7,155	6,965
	Fortinet Inc.	2.200%	3/15/31	5,000	4,171
	Global Payments Inc.	3.200%	8/15/29	10,681	9,595
	Global Payments Inc.	2.900%	5/15/30	11,034	9,578
	Global Payments Inc.	2.900%	11/15/31	6,616	5,551
	Global Payments Inc.	5.400%	8/15/32	8,030	7,958
	HP Inc.	4.000%	4/15/29	8,725	8,335
	HP Inc.	3.400%	6/17/30	4,907	4,473
	HP Inc.	2.650%	6/17/31	10,910	9,238
	HP Inc.	4.200%	4/15/32	6,265	5,861
	HP Inc.	5.500%	1/15/33	7,664	7,758
	Hubbell Inc.	2.300%	3/15/31	2,770	2,311
	IBM International Capital Pte. Ltd.	4.900%	2/5/34	15,040	14,738
	Intel Corp.	4.000%	8/5/29	4,375	4,230
	Intel Corp.	2.450%	11/15/29	18,738	16,600
	Intel Corp.	5.125%	2/10/30	11,975	12,158
	Intel Corp.	3.900%	3/25/30	10,402	9,902
	Intel Corp.	2.000%	8/12/31	10,624	8,730
	Intel Corp.	4.150%	8/5/32	19,700	18,698
	Intel Corp.	5.200%	2/10/33	17,505	17,745
	Intel Corp.	5.150%	2/21/34	7,470	7,489
	International Business Machines Corp.	3.500%	5/15/29	25,137	23,686
	International Business Machines Corp.	1.950%	5/15/30	9,465	7,991
	International Business Machines Corp.	2.720%	2/9/32	1,750	1,515
	International Business Machines Corp.	4.400%	7/27/32	4,800	4,616
	International Business Machines Corp.	5.875%	11/29/32	3,000	3,192
	International Business Machines Corp.	4.750%	2/6/33	7,885	7,751
	Intuit Inc.	1.650%	7/15/30	4,650	3,841
	Intuit Inc.	5.200%	9/15/33	10,425	10,612
	Jabil Inc.	3.600%	1/15/30	4,700	4,262
	Jabil Inc.	3.000%	1/15/31	4,963	4,252
	Juniper Networks Inc.	3.750%	8/15/29	5,402	5,030
	Juniper Networks Inc.	2.000%	12/10/30	4,322	3,512
	KLA Corp.	4.650%	7/15/32	8,125	7,996
	KLA Corp.	4.700%	2/1/34	5,000	4,927
	Kyndryl Holdings Inc.	3.150%	10/15/31	5,384	4,533
	Kyndryl Holdings Inc.	6.350%	2/20/34	4,151	4,257
	Lam Research Corp.	1.900%	6/15/30	6,685	5,654
	Leidos Inc.	4.375%	5/15/30	6,249	5,914
	Leidos Inc.	2.300%	2/15/31	8,440	6,973
	Leidos Inc.	5.750%	3/15/33	6,252	6,420
	Marvell Technology Inc.	2.950%	4/15/31	3,630	3,136
	Marvell Technology Inc.	5.950%	9/15/33	5,175	5,362
	Micron Technology Inc.	6.750%	11/1/29	7,311	7,845
	Micron Technology Inc.	4.663%	2/15/30	6,386	6,241
	Micron Technology Inc.	5.300%	1/15/31	695	699
	Micron Technology Inc.	2.703%	4/15/32	7,500	6,267
	Micron Technology Inc.	5.875%	2/9/33	8,523	8,809
	Micron Technology Inc.	5.875%	9/15/33	7,800	8,080
[4]	Microsoft Corp.	1.350%	9/15/30	4,059	3,348

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Moody's Corp.	2.000%	8/19/31	10,153	8,269
	Moody's Corp.	4.250%	8/8/32	975	928
	Motorola Solutions Inc.	4.600%	5/23/29	4,242	4,158
	Motorola Solutions Inc.	2.300%	11/15/30	7,558	6,350
	Motorola Solutions Inc.	2.750%	5/24/31	4,110	3,484
	Motorola Solutions Inc.	5.600%	6/1/32	4,200	4,259
	NetApp Inc.	2.700%	6/22/30	6,100	5,289
	Nordson Corp.	5.800%	9/15/33	4,194	4,377
	NVIDIA Corp.	2.850%	4/1/30	12,956	11,763
	NVIDIA Corp.	2.000%	6/15/31	10,717	9,055
	NXP BV	4.300%	6/18/29	8,341	8,034
	NXP BV	3.400%	5/1/30	8,291	7,520
	NXP BV	2.500%	5/11/31	8,545	7,152
	NXP BV	2.650%	2/15/32	8,289	6,879
	NXP BV	5.000%	1/15/33	8,310	8,115
	Oracle Corp.	6.150%	11/9/29	8,735	9,208
	Oracle Corp.	2.950%	4/1/30	25,394	22,601
	Oracle Corp.	4.650%	5/6/30	7,005	6,865
	Oracle Corp.	3.250%	5/15/30	5,167	4,683
	Oracle Corp.	2.875%	3/25/31	31,773	27,627
	Oracle Corp.	6.250%	11/9/32	17,850	19,103
	Oracle Corp.	4.900%	2/6/33	11,845	11,592
	PayPal Holdings Inc.	2.850%	10/1/29	13,454	12,171
	PayPal Holdings Inc.	2.300%	6/1/30	7,565	6,522
	PayPal Holdings Inc.	4.400%	6/1/32	8,115	7,859
	Qorvo Inc.	4.375%	10/15/29	7,099	6,654
	QUALCOMM Inc.	2.150%	5/20/30	8,890	7,721
	QUALCOMM Inc.	1.650%	5/20/32	10,397	8,234
	QUALCOMM Inc.	4.250%	5/20/32	3,865	3,723
	QUALCOMM Inc.	5.400%	5/20/33	5,900	6,188
	Quanta Services Inc.	2.900%	10/1/30	8,343	7,295
	Quanta Services Inc.	2.350%	1/15/32	3,276	2,662
	RELX Capital Inc.	3.000%	5/22/30	6,010	5,397
	RELX Capital Inc.	4.750%	5/20/32	4,455	4,408
	Roper Technologies Inc.	2.950%	9/15/29	6,630	5,971
	Roper Technologies Inc.	2.000%	6/30/30	4,611	3,852
	Roper Technologies Inc.	1.750%	2/15/31	3,832	3,088
	S&P Global Inc.	4.250%	5/1/29	9,842	9,596
	S&P Global Inc.	2.500%	12/1/29	4,802	4,252
	S&P Global Inc.	1.250%	8/15/30	5,493	4,441
	S&P Global Inc.	2.900%	3/1/32	13,130	11,433
[4]	S&P Global Inc.	5.250%	9/15/33	4,488	4,584
	Salesforce Inc.	1.950%	7/15/31	12,530	10,404
	ServiceNow Inc.	1.400%	9/1/30	13,097	10,594
	Skyworks Solutions Inc.	3.000%	6/1/31	4,023	3,379
	TD SYNNEX Corp.	2.375%	8/9/28	4,687	4,141
	TD SYNNEX Corp.	2.650%	8/9/31	1,225	988
	Teledyne FLIR LLC	2.500%	8/1/30	6,621	5,626
	Texas Instruments Inc.	2.250%	9/4/29	6,579	5,826
	Texas Instruments Inc.	1.750%	5/4/30	7,851	6,630
	Texas Instruments Inc.	1.900%	9/15/31	4,814	4,008
	Texas Instruments Inc.	4.900%	3/14/33	7,000	7,073
	Texas Instruments Inc.	4.850%	2/8/34	5,000	5,023
	TSMC Arizona Corp.	4.125%	4/22/29	4,190	4,079
	TSMC Arizona Corp.	2.500%	10/25/31	10,845	9,273
	TSMC Arizona Corp.	4.250%	4/22/32	6,825	6,643
	Verisk Analytics Inc.	5.750%	4/1/33	4,440	4,620
	VMware LLC	4.700%	5/15/30	9,615	9,361
	VMware LLC	2.200%	8/15/31	12,671	10,305
	Western Digital Corp.	3.100%	2/1/32	4,290	3,450

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Workday Inc.	3.700%	4/1/29	5,810	5,478
	Workday Inc.	3.800%	4/1/32	10,922	9,942
	Xilinx Inc.	2.375%	6/1/30	6,861	5,958
					1,288,943
Utilities (3.4%)
[2]	AEP Texas Inc.	2.100%	7/1/30	4,955	4,128
	AEP Texas Inc.	4.700%	5/15/32	4,265	4,075
	AEP Texas Inc.	5.400%	6/1/33	4,025	4,017
	AEP Transmission Co. LLC	5.150%	4/1/34	1,750	1,745
	AES Corp.	2.450%	1/15/31	8,533	6,994
[2]	Alabama Power Co.	1.450%	9/15/30	5,454	4,411
	Alabama Power Co.	3.050%	3/15/32	5,296	4,630
	Alabama Power Co.	3.940%	9/1/32	4,206	3,905
	Alabama Power Co.	5.850%	11/15/33	3,330	3,505
	Ameren Corp.	3.500%	1/15/31	5,499	4,970
	Ameren Illinois Co.	1.550%	11/15/30	2,605	2,111
	Ameren Illinois Co.	3.850%	9/1/32	2,634	2,411
	Ameren Illinois Co.	4.950%	6/1/33	6,218	6,158
	American Electric Power Co. Inc.	5.950%	11/1/32	2,300	2,395
	American Electric Power Co. Inc.	5.625%	3/1/33	7,539	7,661
	American Water Capital Corp.	3.450%	6/1/29	5,780	5,391
	American Water Capital Corp.	2.800%	5/1/30	5,202	4,584
	American Water Capital Corp.	2.300%	6/1/31	2,285	1,902
	American Water Capital Corp.	4.450%	6/1/32	5,335	5,149
	American Water Capital Corp.	5.150%	3/1/34	5,500	5,521
[2]	Appalachian Power Co.	2.700%	4/1/31	5,665	4,772
[2]	Appalachian Power Co.	4.500%	8/1/32	2,820	2,646
	Appalachian Power Co.	5.650%	4/1/34	2,900	2,926
	Arizona Public Service Co.	2.600%	8/15/29	4,071	3,611
	Arizona Public Service Co.	6.350%	12/15/32	1,550	1,653
	Arizona Public Service Co.	5.550%	8/1/33	4,300	4,348
	Atlantic City Electric Co.	2.300%	3/15/31	4,030	3,381
	Atmos Energy Corp.	2.625%	9/15/29	4,300	3,851
	Atmos Energy Corp.	1.500%	1/15/31	8,932	7,165
	Atmos Energy Corp.	5.450%	10/15/32	1,570	1,618
	Avangrid Inc.	3.800%	6/1/29	5,943	5,578
	Baltimore Gas & Electric Co.	2.250%	6/15/31	5,179	4,358
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	8,545	8,005
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	5,000	4,004
	Black Hills Corp.	3.050%	10/15/29	4,175	3,746
	Black Hills Corp.	4.350%	5/1/33	3,500	3,198
	Black Hills Corp.	6.150%	5/15/34	3,500	3,608
[2]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	4,368	3,704
[2]	CenterPoint Energy Houston Electric LLC	3.000%	3/1/32	2,340	2,037
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/33	15,300	15,189
	CenterPoint Energy Houston Electric LLC	5.150%	3/1/34	1,750	1,763
	CenterPoint Energy Inc.	2.950%	3/1/30	4,124	3,683
	CenterPoint Energy Inc.	2.650%	6/1/31	2,328	1,972
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	7,457	6,122
	CenterPoint Energy Resources Corp.	4.400%	7/1/32	621	591
	CenterPoint Energy Resources Corp.	5.400%	3/1/33	8,299	8,433
	Cleco Corporate Holdings LLC	3.375%	9/15/29	1,000	873
[2]	CMS Energy Corp.	4.750%	6/1/50	7,032	6,468
	CMS Energy Corp.	3.750%	12/1/50	2,799	2,295
	Commonwealth Edison Co.	2.200%	3/1/30	3,567	3,054
[2]	Commonwealth Edison Co.	3.150%	3/15/32	4,360	3,852
	Commonwealth Edison Co.	4.900%	2/1/33	2,285	2,268
[2]	Connecticut Light & Power Co.	2.050%	7/1/31	4,570	3,744
	Connecticut Light & Power Co.	4.900%	7/1/33	2,355	2,322

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Consolidated Edison Co. of New York Inc.	3.350%	4/1/30	4,517	4,165
	Consolidated Edison Co. of New York Inc.	2.400%	6/15/31	8,351	7,107
	Consolidated Edison Co. of New York Inc.	5.200%	3/1/33	4,262	4,335
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/34	2,000	2,067
	Constellation Energy Generation LLC	5.800%	3/1/33	4,973	5,128
	Constellation Energy Generation LLC	6.125%	1/15/34	5,500	5,814
	Consumers Energy Co.	3.600%	8/15/32	7,093	6,421
	Consumers Energy Co.	4.625%	5/15/33	3,275	3,186
[2]	Dominion Energy Inc.	3.375%	4/1/30	14,243	12,958
[2]	Dominion Energy Inc.	2.250%	8/15/31	3,710	3,037
[2]	Dominion Energy Inc.	4.350%	8/15/32	5,907	5,571
	Dominion Energy Inc.	5.375%	11/15/32	13,668	13,754
[2]	Dominion Energy South Carolina Inc.	2.300%	12/1/31	3,723	3,081
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	2,537	2,808
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	2,990	3,021
	DTE Electric Co.	2.250%	3/1/30	4,795	4,150
[2]	DTE Electric Co.	2.625%	3/1/31	4,100	3,548
[2]	DTE Electric Co.	3.000%	3/1/32	5,092	4,432
	DTE Electric Co.	5.200%	4/1/33	5,405	5,477
	DTE Electric Co.	5.200%	3/1/34	3,500	3,519
[2]	DTE Energy Co.	3.400%	6/15/29	4,164	3,817
	DTE Energy Co.	2.950%	3/1/30	4,155	3,658
	Duke Energy Carolinas LLC	2.450%	8/15/29	5,053	4,478
	Duke Energy Carolinas LLC	2.450%	2/1/30	7,783	6,837
	Duke Energy Carolinas LLC	2.550%	4/15/31	8,286	7,147
	Duke Energy Carolinas LLC	2.850%	3/15/32	5,114	4,390
	Duke Energy Carolinas LLC	4.950%	1/15/33	9,655	9,601
	Duke Energy Carolinas LLC	4.850%	1/15/34	3,175	3,125
	Duke Energy Corp.	3.400%	6/15/29	5,158	4,783
	Duke Energy Corp.	2.450%	6/1/30	8,677	7,482
	Duke Energy Corp.	2.550%	6/15/31	9,197	7,751
	Duke Energy Corp.	4.500%	8/15/32	15,245	14,467
	Duke Energy Corp.	5.750%	9/15/33	6,145	6,319
	Duke Energy Florida LLC	2.500%	12/1/29	3,188	2,826
	Duke Energy Florida LLC	1.750%	6/15/30	2,338	1,943
	Duke Energy Florida LLC	2.400%	12/15/31	6,085	5,106
	Duke Energy Florida LLC	5.875%	11/15/33	5,230	5,529
	Duke Energy Indiana LLC	5.250%	3/1/34	1,500	1,513
	Duke Energy Ohio Inc.	3.650%	2/1/29	4,840	4,599
	Duke Energy Ohio Inc.	2.125%	6/1/30	3,208	2,715
	Duke Energy Ohio Inc.	5.250%	4/1/33	5,395	5,452
	Duke Energy Progress LLC	2.000%	8/15/31	5,187	4,230
	Duke Energy Progress LLC	3.400%	4/1/32	4,186	3,739
	Duke Energy Progress LLC	5.250%	3/15/33	4,241	4,291
	Duke Energy Progress LLC	5.100%	3/15/34	4,000	4,001
[4]	East Ohio Gas Co.	2.000%	6/15/30	3,000	2,463
	Edison International	6.950%	11/15/29	4,405	4,725
	Entergy Arkansas LLC	5.150%	1/15/33	3,785	3,798
	Entergy Arkansas LLC	5.300%	9/15/33	4,000	4,043
	Entergy Corp.	2.800%	6/15/30	3,967	3,471
	Entergy Corp.	2.400%	6/15/31	8,179	6,790
	Entergy Louisiana LLC	2.350%	6/15/32	3,960	3,229
	Entergy Louisiana LLC	5.350%	3/15/34	4,000	4,018
	Entergy Mississippi LLC	5.000%	9/1/33	2,060	2,025
	Entergy Texas Inc.	1.750%	3/15/31	4,469	3,605
	Essential Utilities Inc.	3.566%	5/1/29	3,960	3,701
	Essential Utilities Inc.	2.704%	4/15/30	4,626	3,997
	Essential Utilities Inc.	5.375%	1/15/34	4,180	4,162
	Evergy Inc.	2.900%	9/15/29	5,207	4,650
[2]	Evergy Metro Inc.	2.250%	6/1/30	4,631	3,942

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Evergy Metro Inc.	4.950%	4/15/33	2,616	2,577
[2]	Eversource Energy	4.250%	4/1/29	6,076	5,823
[2]	Eversource Energy	1.650%	8/15/30	5,575	4,488
	Eversource Energy	2.550%	3/15/31	3,040	2,534
	Eversource Energy	3.375%	3/1/32	5,563	4,841
	Eversource Energy	5.125%	5/15/33	8,445	8,278
	Exelon Corp.	4.050%	4/15/30	16,545	15,619
	Exelon Corp.	3.350%	3/15/32	7,940	7,008
	Exelon Corp.	5.300%	3/15/33	7,845	7,864
	Exelon Corp.	5.450%	3/15/34	5,300	5,339
	Florida Power & Light Co.	4.625%	5/15/30	5,260	5,219
	Florida Power & Light Co.	2.450%	2/3/32	12,514	10,548
	Florida Power & Light Co.	5.100%	4/1/33	6,295	6,343
	Florida Power & Light Co.	4.800%	5/15/33	6,490	6,395
[2]	Georgia Power Co.	2.650%	9/15/29	6,132	5,466
	Georgia Power Co.	4.700%	5/15/32	3,935	3,845
	Georgia Power Co.	4.950%	5/17/33	9,618	9,485
	Georgia Power Co.	5.250%	3/15/34	7,000	7,069
	Interstate Power & Light Co.	3.600%	4/1/29	1,898	1,780
	Interstate Power & Light Co.	2.300%	6/1/30	3,505	2,985
	Interstate Power & Light Co.	5.700%	10/15/33	2,580	2,642
	IPALCO Enterprises Inc.	4.250%	5/1/30	3,966	3,689
[4]	IPALCO Enterprises Inc.	5.750%	4/1/34	3,300	3,289
[2]	Kentucky Utilities Co.	5.450%	4/15/33	3,360	3,437
[2]	Louisville Gas & Electric Co.	5.450%	4/15/33	3,340	3,404
	MidAmerican Energy Co.	3.650%	4/15/29	9,560	9,095
	MidAmerican Energy Co.	6.750%	12/30/31	2,382	2,693
	National Fuel Gas Co.	2.950%	3/1/31	3,225	2,712
	National Grid plc	5.809%	6/12/33	8,509	8,711
	National Grid plc	5.418%	1/11/34	5,495	5,456
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	6,032	5,223
[2]	National Rural Utilities Cooperative Finance Corp.	5.000%	2/7/31	4,855	4,818
	National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/31	3,749	2,943
[2]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/31	1,730	1,380
	National Rural Utilities Cooperative Finance Corp.	2.750%	4/15/32	4,405	3,738
	National Rural Utilities Cooperative Finance Corp.	5.800%	1/15/33	8,774	9,141
[2]	Nevada Power Co.	3.700%	5/1/29	5,920	5,631
[2]	Nevada Power Co.	2.400%	5/1/30	3,973	3,428
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	6,526	6,081
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	6,645	5,932
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	15,629	13,303
	NextEra Energy Capital Holdings Inc.	2.440%	1/15/32	3,972	3,284
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/32	5,256	5,220
	NextEra Energy Capital Holdings Inc.	5.050%	2/28/33	11,588	11,480
	NextEra Energy Capital Holdings Inc.	5.250%	3/15/34	7,181	7,165
	NextEra Energy Capital Holdings Inc.	6.700%	9/1/54	8,500	8,542
[2]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	6,255	5,738
[2]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	3,625	3,484
	NiSource Inc.	2.950%	9/1/29	9,006	8,140
	NiSource Inc.	3.600%	5/1/30	5,937	5,473
	NiSource Inc.	1.700%	2/15/31	8,238	6,583
	NiSource Inc.	5.400%	6/30/33	5,455	5,503
	NiSource Inc.	5.350%	4/1/34	4,000	3,973
	Northern States Power Co.	2.250%	4/1/31	4,027	3,379
	NSTAR Electric Co.	3.250%	5/15/29	2,817	2,636

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	NSTAR Electric Co.	3.950%	4/1/30	5,238	4,938
[2]	Ohio Power Co.	2.600%	4/1/30	2,292	1,994
[2]	Ohio Power Co.	1.625%	1/15/31	6,708	5,349
	Ohio Power Co.	5.000%	6/1/33	2,590	2,540
	Oklahoma Gas & Electric Co.	3.250%	4/1/30	4,391	3,985
	Oklahoma Gas & Electric Co.	5.400%	1/15/33	3,881	3,962
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	6,384	5,665
	Oncor Electric Delivery Co. LLC	4.150%	6/1/32	4,535	4,260
	Oncor Electric Delivery Co. LLC	4.550%	9/15/32	13,028	12,582
	Oncor Electric Delivery Co. LLC	5.650%	11/15/33	10,360	10,779
	ONE Gas Inc.	2.000%	5/15/30	2,810	2,377
	Pacific Gas & Electric Co.	4.550%	7/1/30	33,307	31,661
	Pacific Gas & Electric Co.	2.500%	2/1/31	18,061	15,030
	Pacific Gas & Electric Co.	3.250%	6/1/31	5,252	4,557
	Pacific Gas & Electric Co.	4.400%	3/1/32	4,453	4,100
	Pacific Gas & Electric Co.	5.900%	6/15/32	9,195	9,351
	Pacific Gas & Electric Co.	6.150%	1/15/33	6,845	7,066
	Pacific Gas & Electric Co.	6.400%	6/15/33	4,625	4,873
	Pacific Gas & Electric Co.	5.800%	5/15/34	3,000	3,026
	PacifiCorp	3.500%	6/15/29	4,216	3,930
	PacifiCorp	2.700%	9/15/30	2,951	2,555
	PacifiCorp	7.700%	11/15/31	2,110	2,438
	PacifiCorp	5.450%	2/15/34	10,000	10,036
	PECO Energy Co.	4.900%	6/15/33	10,494	10,500
[2]	PG&E Wildfire Recovery Funding LLC	3.594%	6/1/30	1,157	1,108
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	5,015	4,670
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/31	4,000	3,374
	Piedmont Natural Gas Co. Inc.	5.400%	6/15/33	2,810	2,832
	Potomac Electric Power Co.	5.200%	3/15/34	1,500	1,516
	PPL Electric Utilities Corp.	5.000%	5/15/33	4,975	4,959
	PPL Electric Utilities Corp.	4.850%	2/15/34	4,130	4,064
	Progress Energy Inc.	7.000%	10/30/31	4,965	5,492
[2]	Public Service Co. of Colorado	1.900%	1/15/31	3,455	2,834
[2]	Public Service Co. of Colorado	4.100%	6/1/32	4,659	4,333
[2]	Public Service Co. of New Hampshire	2.200%	6/15/31	655	546
	Public Service Co. of New Hampshire	5.350%	10/1/33	7,250	7,392
	Public Service Co. of Oklahoma	5.250%	1/15/33	4,000	3,972
[2]	Public Service Electric & Gas Co.	3.200%	5/15/29	3,093	2,874
[2]	Public Service Electric & Gas Co.	2.450%	1/15/30	3,154	2,757
[2]	Public Service Electric & Gas Co.	3.100%	3/15/32	9,753	8,547
[2]	Public Service Electric & Gas Co.	4.900%	12/15/32	3,575	3,556
[2]	Public Service Electric & Gas Co.	4.650%	3/15/33	5,715	5,561
	Public Service Electric & Gas Co.	5.200%	8/1/33	2,725	2,766
[2]	Public Service Electric & Gas Co.	5.200%	3/1/34	2,500	2,530
	Public Service Enterprise Group Inc.	1.600%	8/15/30	11,545	9,322
	Public Service Enterprise Group Inc.	5.450%	4/1/34	2,150	2,153
	Puget Energy Inc.	4.100%	6/15/30	6,581	6,009
[2]	San Diego Gas & Electric Co.	1.700%	10/1/30	6,621	5,450
[2]	San Diego Gas & Electric Co.	3.000%	3/15/32	4,200	3,663
	Sempra	3.700%	4/1/29	1,148	1,074
	Sempra	5.500%	8/1/33	5,781	5,790
	Sempra	6.875%	10/1/54	4,900	4,952
	Southern California Edison Co.	6.650%	4/1/29	4,665	4,910
	Southern California Edison Co.	5.150%	6/1/29	5,000	5,017
	Southern California Edison Co.	2.850%	8/1/29	5,065	4,567
	Southern California Edison Co.	2.250%	6/1/30	4,450	3,785
[2]	Southern California Edison Co.	2.500%	6/1/31	2,116	1,785
	Southern California Edison Co.	2.750%	2/1/32	3,570	3,019
	Southern California Edison Co.	5.950%	11/1/32	6,720	7,044
	Southern California Edison Co.	6.000%	1/15/34	5,815	6,144

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern California Edison Co.	5.200%	6/1/34	2,500	2,474
[2]	Southern California Gas Co.	2.550%	2/1/30	6,755	5,922
	Southern California Gas Co.	5.200%	6/1/33	5,785	5,795
[2]	Southern Co.	3.700%	4/30/30	4,535	4,208
	Southern Co.	5.700%	10/15/32	4,793	4,946
	Southern Co.	5.200%	6/15/33	14,220	14,217
	Southern Co.	5.700%	3/15/34	7,310	7,542
[2]	Southern Co. Gas Capital Corp.	1.750%	1/15/31	7,742	6,291
	Southern Co. Gas Capital Corp.	5.150%	9/15/32	4,380	4,399
	Southern Co. Gas Capital Corp.	5.750%	9/15/33	2,594	2,688
	Southwest Gas Corp.	2.200%	6/15/30	4,150	3,501
	Southwest Gas Corp.	4.050%	3/15/32	5,018	4,597
	Southwestern Electric Power Co.	5.300%	4/1/33	5,746	5,671
	Spire Missouri Inc.	4.800%	2/15/33	2,793	2,734
	Tampa Electric Co.	2.400%	3/15/31	3,504	2,934
	Tucson Electric Power Co.	1.500%	8/1/30	3,093	2,498
	Tucson Electric Power Co.	3.250%	5/15/32	2,500	2,184
	Union Electric Co.	2.950%	3/15/30	3,760	3,356
	Union Electric Co.	2.150%	3/15/32	5,941	4,818
[1]	Union Electric Co.	5.200%	4/1/34	3,500	3,506
[2]	Virginia Electric & Power Co.	2.875%	7/15/29	7,038	6,387
	Virginia Electric & Power Co.	2.300%	11/15/31	3,315	2,753
	Virginia Electric & Power Co.	2.400%	3/30/32	4,955	4,108
	Virginia Electric & Power Co.	5.000%	4/1/33	6,445	6,358
	Virginia Electric & Power Co.	5.300%	8/15/33	4,675	4,691
	WEC Energy Group Inc.	1.800%	10/15/30	6,000	4,936
	Wisconsin Electric Power Co.	4.750%	9/30/32	4,214	4,152
	Wisconsin Electric Power Co.	5.625%	5/15/33	2,765	2,906
	Wisconsin Power & Light Co.	3.950%	9/1/32	6,000	5,562
	Wisconsin Power & Light Co.	4.950%	4/1/33	2,510	2,453
	Wisconsin Power & Light Co.	5.375%	3/30/34	2,000	2,012
	Xcel Energy Inc.	2.600%	12/1/29	4,023	3,508
	Xcel Energy Inc.	3.400%	6/1/30	9,050	8,085
	Xcel Energy Inc.	2.350%	11/15/31	3,623	2,915
	Xcel Energy Inc.	4.600%	6/1/32	5,820	5,476
	Xcel Energy Inc.	5.450%	8/15/33	6,820	6,782
	Xcel Energy Inc.	5.500%	3/15/34	6,000	5,970
					1,316,606
Total Corporate Bonds (Cost $16,218,161)					15,240,673
Sovereign Bonds (4.7%)
[2]	Asian Development Bank	1.875%	3/15/29	1,788	1,593
[2]	Asian Development Bank	1.750%	9/19/29	23,680	20,706
[2]	Asian Development Bank	1.875%	1/24/30	22,523	19,646
[2]	Asian Development Bank	0.750%	10/8/30	4,720	3,763
[2]	Asian Development Bank	1.500%	3/4/31	8,554	7,115
	Asian Development Bank	3.125%	4/27/32	18,400	16,870
[2]	Asian Development Bank	3.875%	9/28/32	10,820	10,450
[2]	Asian Development Bank	4.000%	1/12/33	20,950	20,393
[2]	Asian Development Bank	3.875%	6/14/33	17,700	17,046
[2]	Asian Development Bank	4.125%	1/12/34	20,905	20,515
	Asian Infrastructure Investment Bank	4.250%	3/13/34	6,300	6,226
	Equinor ASA	3.250%	11/10/24	6	6
	Equinor ASA	3.125%	4/6/30	12,860	11,807
	Equinor ASA	2.375%	5/22/30	7,531	6,597
[2]	European Bank for Reconstruction & Development	4.250%	3/13/34	8,400	8,319
	European Investment Bank	1.625%	10/9/29	19,512	16,960
	European Investment Bank	0.875%	5/17/30	20,273	16,538

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	European Investment Bank	3.625%	7/15/30	39,730	38,232
	European Investment Bank	0.750%	9/23/30	10,530	8,446
	European Investment Bank	1.250%	2/14/31	36,110	29,676
	European Investment Bank	1.625%	5/13/31	12,756	10,706
	European Investment Bank	3.750%	2/14/33	41,617	39,909
	European Investment Bank	4.125%	2/13/34	36,130	35,525
	Export-Import Bank of Korea	1.250%	9/21/30	6,415	5,156
	Export-Import Bank of Korea	1.375%	2/9/31	2,650	2,123
	Export-Import Bank of Korea	2.125%	1/18/32	7,170	5,926
	Export-Import Bank of Korea	4.500%	9/15/32	4,190	4,094
	Export-Import Bank of Korea	5.125%	1/11/33	8,295	8,446
	Export-Import Bank of Korea	5.125%	9/18/33	5,700	5,810
[2]	Hong Kong Government International Bond	1.750%	11/24/31	8,160	6,803
[2]	Hydro-Quebec	8.500%	12/1/29	2,675	3,119
[2]	Hydro-Quebec	9.375%	4/15/30	2,995	3,676
	Inter-American Development Bank	2.250%	6/18/29	31,285	28,253
	Inter-American Development Bank	3.500%	9/14/29	23,110	22,163
[2]	Inter-American Development Bank	1.125%	1/13/31	34,710	28,211
[2]	Inter-American Development Bank	3.500%	4/12/33	20,414	19,091
[2]	Inter-American Development Bank	4.500%	9/13/33	24,770	25,012
	International Bank for Reconstruction & Development	3.625%	9/21/29	20,635	19,919
[2]	International Bank for Reconstruction & Development	1.750%	10/23/29	34,955	30,482
	International Bank for Reconstruction & Development	3.875%	2/14/30	35,410	34,533
	International Bank for Reconstruction & Development	0.875%	5/14/30	41,398	33,728
	International Bank for Reconstruction & Development	4.000%	7/25/30	31,910	31,318
	International Bank for Reconstruction & Development	0.750%	8/26/30	22,050	17,661
	International Bank for Reconstruction & Development	4.000%	1/10/31	21,015	20,586
	International Bank for Reconstruction & Development	1.250%	2/10/31	33,385	27,306
	International Bank for Reconstruction & Development	1.625%	11/3/31	46,235	38,215
	International Bank for Reconstruction & Development	2.500%	3/29/32	29,925	26,270
	International Bank for Reconstruction & Development	4.750%	11/14/33	16,635	17,150
	International Finance Corp.	0.750%	8/27/30	8,065	6,463
[5]	Japan Bank for International Cooperation	2.125%	2/16/29	7,997	7,132
[5]	Japan Bank for International Cooperation	2.000%	10/17/29	7,318	6,390
[5]	Japan Bank for International Cooperation	1.250%	1/21/31	12,046	9,725
[5]	Japan Bank for International Cooperation	4.375%	1/24/31	2,880	2,851
[5]	Japan Bank for International Cooperation	1.875%	4/15/31	16,189	13,564
[5]	Japan International Cooperation Agency	1.000%	7/22/30	4,550	3,646
[5]	Japan International Cooperation Agency	1.750%	4/28/31	4,248	3,501
[6]	KFW	1.750%	9/14/29	16,861	14,771
[6]	KFW	0.750%	9/30/30	17,423	13,960
[6]	KFW	4.750%	10/29/30	16,675	17,080
[6]	KFW	4.125%	7/15/33	33,530	32,908
[6]	KFW	4.375%	2/28/34	12,665	12,698
	Korea Development Bank	1.625%	1/19/31	3,640	2,971
	Korea Development Bank	2.000%	10/25/31	2,871	2,359
	Korea Development Bank	4.250%	9/8/32	3,735	3,580
	Korea Development Bank	4.375%	2/15/33	8,475	8,173
	Korea Development Bank	5.625%	10/23/33	1,580	1,671
[6]	Landwirtschaftliche Rentenbank	0.875%	9/3/30	12,700	10,219

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,6]	Landwirtschaftliche Rentenbank	5.000%	10/24/33	8,430	8,838
[2]	Oriental Republic of Uruguay	4.375%	1/23/31	18,420	18,019
	Province of Alberta	1.300%	7/22/30	23,144	19,106
	Province of Alberta	4.500%	1/24/34	10,395	10,280
	Province of British Columbia	1.300%	1/29/31	12,185	9,948
	Province of British Columbia	4.200%	7/6/33	11,600	11,255
	Province of Manitoba	4.300%	7/27/33	9,625	9,391
	Province of Ontario	2.000%	10/2/29	12,060	10,605
	Province of Ontario	1.125%	10/7/30	11,853	9,605
	Province of Ontario	1.600%	2/25/31	9,470	7,853
	Province of Ontario	1.800%	10/14/31	8,310	6,883
[2]	Province of Ontario	2.125%	1/21/32	12,417	10,481
[2]	Province of Quebec	7.500%	9/15/29	6,475	7,392
	Province of Quebec	1.350%	5/28/30	20,225	16,822
	Province of Quebec	1.900%	4/21/31	5,680	4,790
	Province of Quebec	4.500%	9/8/33	12,495	12,379
[2]	Republic of Chile	2.450%	1/31/31	12,137	10,378
[2]	Republic of Chile	2.550%	1/27/32	12,402	10,469
[2]	Republic of Chile	2.550%	7/27/33	18,768	15,251
[2]	Republic of Chile	3.500%	1/31/34	12,420	10,880
	Republic of Indonesia	3.400%	9/18/29	7,060	6,535
	Republic of Indonesia	2.850%	2/14/30	13,210	11,778
	Republic of Indonesia	3.850%	10/15/30	8,720	8,157
	Republic of Indonesia	1.850%	3/12/31	10,730	8,761
[2]	Republic of Indonesia	2.150%	7/28/31	9,885	8,170
[2]	Republic of Indonesia	3.550%	3/31/32	13,665	12,352
[2]	Republic of Indonesia	4.650%	9/20/32	9,049	8,810
[2]	Republic of Indonesia	4.850%	1/11/33	11,075	10,972
[2]	Republic of Indonesia	4.700%	2/10/34	3,700	3,609
	Republic of Italy	2.875%	10/17/29	18,955	16,770
	Republic of Korea	2.500%	6/19/29	8,355	7,588
	Republic of Korea	1.000%	9/16/30	5,270	4,248
	Republic of Korea	1.750%	10/15/31	4,875	4,034
	Republic of Panama	9.375%	4/1/29	6,725	7,513
[2]	Republic of Panama	3.160%	1/23/30	12,945	10,742
[2]	Republic of Panama	7.500%	3/1/31	8,800	9,105
[2]	Republic of Panama	2.252%	9/29/32	23,107	16,564
[2]	Republic of Panama	3.298%	1/19/33	7,386	5,716
	Republic of Peru	2.844%	6/20/30	750	658
[2]	Republic of Peru	2.783%	1/23/31	33,255	28,541
[2]	Republic of Peru	1.862%	12/1/32	8,733	6,656
	Republic of Peru	8.750%	11/21/33	17,887	22,069
[2]	Republic of Peru	3.000%	1/15/34	18,615	15,231
[2]	Republic of Poland	5.750%	11/16/32	12,620	13,205
[2]	Republic of Poland	4.875%	10/4/33	20,705	20,380
	Republic of the Philippines	9.500%	2/2/30	16,150	19,855
	Republic of the Philippines	2.457%	5/5/30	8,215	7,119
	Republic of the Philippines	7.750%	1/14/31	13,669	15,816
	Republic of the Philippines	1.648%	6/10/31	5,784	4,620
	Republic of the Philippines	1.950%	1/6/32	9,060	7,289
	Republic of the Philippines	6.375%	1/15/32	10,367	11,232
	Republic of the Philippines	3.556%	9/29/32	5,380	4,831
	Republic of the Philippines	5.609%	4/13/33	7,580	7,881
	Republic of the Philippines	5.000%	7/17/33	9,900	9,917
	State of Israel	2.500%	1/15/30	8,730	7,492
	State of Israel	2.750%	7/3/30	16,550	14,240
	State of Israel	4.500%	1/17/33	16,648	15,482
	State of Israel	5.500%	3/12/34	24,950	24,650
[2]	Svensk Exportkredit AB	4.875%	10/4/30	10,365	10,553
	United Mexican States	4.500%	4/22/29	27,575	26,647

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	United Mexican States	3.250%	4/16/30	25,284	22,514
[2]	United Mexican States	2.659%	5/24/31	28,993	24,201
[2]	United Mexican States	8.300%	8/15/31	4,750	5,654
[2]	United Mexican States	4.750%	4/27/32	23,385	22,167
[2]	United Mexican States	7.500%	4/8/33	4,595	5,195
[2]	United Mexican States	4.875%	5/19/33	19,110	18,115
[2]	United Mexican States	3.500%	2/12/34	22,095	18,396
Total Sovereign Bonds (Cost $1,944,994)					1,798,412
Taxable Municipal Bonds (0.5%)
	Alabama Economic Settlement Authority BP Settlement Revenue	3.163%	9/15/25	640	626
	California GO	3.050%	4/1/29	3,450	3,241
	California GO	2.500%	10/1/29	2,850	2,564
	California GO	1.750%	11/1/30	5,000	4,211
	California GO	5.750%	10/1/31	1,200	1,282
	California GO	6.000%	3/1/33	3,100	3,380
	California GO	4.500%	4/1/33	2,000	1,947
	Commonwealth of Massachusetts SO Revenue	3.769%	7/15/29	3,300	3,209
	Connecticut GO	5.850%	3/15/32	9,085	9,514
	Energy Northwest Washington Electric Revenue (Columbia Generating Station)	2.814%	7/1/24	50	50
	Florida State Board of Administration Finance Corp. Revenue	2.154%	7/1/30	12,000	10,250
	Illinois GO	5.100%	6/1/33	63,175	62,715
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	3,200	3,408
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	3.985%	1/1/29	2,420	2,383
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.433%	1/1/33	2,655	2,629
	Los Angeles CA Community College District GO	1.806%	8/1/30	2,900	2,508
	Los Angeles CA Community College District GO	2.106%	8/1/32	3,200	2,685
	Los Angeles CA Unified School District GO	5.755%	7/1/29	2,830	2,893
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	3.615%	2/1/29	3,949	3,869
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.081%	6/1/31	3,232	3,248
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.145%	2/1/33	5,800	5,626
	Massachusetts GO	4.500%	8/1/31	5,150	5,081
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	1.753%	8/15/30	2,600	2,243
	Massachusetts SO Revenue	4.110%	7/15/31	3,297	3,257
	National Finance Authority NH Revenue	3.300%	4/1/32	2,650	2,062
[7]	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/29	16,475	17,659
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.754%	12/15/28	2,425	2,446
	New York City NY GO	5.206%	10/1/31	3,070	3,080
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	2,860	3,058
	Texas Transportation Commission State Highway Revenue	5.178%	4/1/30	7,280	7,268
	University of California Regents Medical Center Pooled Revenue	4.132%	5/15/32	3,000	2,875

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California Revenue	3.349%	7/1/29	100	95
	University of California Revenue	1.614%	5/15/30	7,225	6,095
	Utah GO	3.539%	7/1/25	349	344
Total Taxable Municipal Bonds (Cost $196,705)					187,801
				Shares
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[8]	Vanguard Market Liquidity Fund (Cost $202,697)	5.407%		2,027,335	202,693
Total Investments (99.5%) (Cost $40,929,328)					38,391,832
Other Assets and Liabilities—Net (0.5%)					191,901
Net Assets (100%)					38,583,733
Cost is in $000.
1	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2024.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, the aggregate value was $179,678,000, representing 0.5% of net assets.
5	Guaranteed by the Government of Japan.
6	Guaranteed by the Federal Republic of Germany.
7	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
8	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

DAC—Designated Activity Company.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
SO—Special Obligation.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
The fund had no open futures contracts at March 31, 2024.
C. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund  trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
The fund had no open credit default swap contracts at March 31, 2024.
D.   Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of March 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	20,962,253	—	20,962,253
Corporate Bonds	—	15,240,673	—	15,240,673
Sovereign Bonds	—	1,798,412	—	1,798,412
Taxable Municipal Bonds	—	187,801	—	187,801
Temporary Cash Investments	202,693	—	—	202,693
Total	202,693	38,189,139	—	38,391,832